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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07890
                                   ---------------------------------------------


                              AIM Tax-Exempt Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 3/31
                         -------------------------------------------------------

Date of reporting period: 12/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
           Quarterly Schedule of Portfolio Holdings December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com                HIM-QTR-1 12/08         Invesco Aim Advisors, Inc.

AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.21%

ALASKA-0.59%

   Alaska Industrial Development & Export Authority (Boys & Girls Home);
      Series 2007, IDR                                                               5.70%    12/01/17   $  1,000    $    751,830
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, IDR                                                               6.00%    12/01/36      3,000       1,721,550
=================================================================================================================================
                                                                                                                        2,473,380
=================================================================================================================================

ARIZONA-3.49%

   Centerra Community Facilities District; Series 2005, Unlimited Tax GO             5.50%    07/15/29        376         219,129
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Acclaim Charter
      School); Series 2006, Educational Facilities IDR                               5.70%    12/01/26      2,200       1,491,600
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Choice Education &
      Development Corp.);
      Series 2006, Educational Facilities IDR                                        6.25%    06/01/26      1,000         728,080
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Educational Facilities IDR                                        6.38%    06/01/36      3,000       2,031,420
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Coral Academy Science);
      Series 2008 A, Educational Facilities IDR                                      7.13%    12/01/28      2,120       1,652,710
      Series 2008 A, Educational Facilities IDR                                      7.25%    12/01/38      1,100         829,994
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Desert Heights
      Charter School); Series 2003, Educational Facilities IDR                       7.25%    08/01/19        830         741,115
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Horizon Community
      Learning Center); Series 2005, Ref. Educational Facilities IDR                 5.25%    06/01/35      1,500         920,745
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
      Series 2006, Educational Facilities IDR                                        6.50%    04/01/26      1,000         752,150
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Educational Facilities IDR                                        6.75%    04/01/36      1,000         714,380
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Paradise Education
      Center);
      Series 2006, Ref. Educational Facilities IDR                                   5.88%    06/01/22        535         388,121
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Educational Facilities IDR                                   6.00%    06/01/36        830         505,727
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Valley Academy);
      Series 2008, Educational Facilities IDR                                        6.50%    07/01/38      2,815       2,019,115
---------------------------------------------------------------------------------------------------------------------------------
   Pinal (County of) Electric District No. 4; Series 2008, RB                        6.00%    12/01/38      1,650       1,346,235
---------------------------------------------------------------------------------------------------------------------------------
   Tucson (City of) Industrial Development Authority (Arizona AgriBusiness
      & Equine Center Inc.); Series 2004 A, Educational Facilities IDR               6.13%    09/01/34        500         345,805
=================================================================================================================================
                                                                                                                       14,686,326
=================================================================================================================================

CALIFORNIA-1.64%

   Abag Finance Authority for Nonprofit Corps. (Hamlin School); Series
      2007, RB                                                                       5.00%    08/01/37      3,000       1,756,470
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Educational Facilities Authority (Fresno Pacific
      University); Series 2000 A, RB                                                 6.75%    03/01/19      1,000         931,780
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Municipal Finance Authority (American Heritage
      Education Foundation); Series 2006 A, Education RB                             5.25%    06/01/36      1,150         695,842
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Drew
      School); Series 2007, RB                                                       5.30%    10/01/37        500         276,420
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority
      (Front Porch Communities & Services); Series 2007 A, RB (a)                    5.13%    04/01/37      2,000       1,067,820
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority
      (Hospice of Napa Valley); Series 2004 A, RB                                    7.00%    01/01/34        900         631,773
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority
      (Huntington Park Charter School); Series 2007 A, Educational
      Facilities RB                                                                  5.25%    07/01/42      1,500         830,505
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority
      (Notre Dame de Namur University); Series 2003, RB                              6.50%    10/01/23      1,000         727,000
=================================================================================================================================
                                                                                                                        6,917,610
=================================================================================================================================

COLORADO-12.34%

   Antelope Heights Metropolitan District; Series 2003, Limited Tax GO (b)(c)        8.00%    12/01/13        500         633,955
---------------------------------------------------------------------------------------------------------------------------------
   Arista Metropolitan District; Series 2005, Limited Tax GO                         6.75%    12/01/35      2,000       1,285,000
---------------------------------------------------------------------------------------------------------------------------------
   Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO                 6.25%    12/01/35      1,500         942,630
---------------------------------------------------------------------------------------------------------------------------------
   Bradburn Metropolitan District No. 3; Series 2003, Limited Tax GO                 7.50%    12/01/33        500         355,850
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

   Bromley Park Metropolitan District No. 2;
      Series 2002 B, Limited Tax GO (b)(c)                                           8.05%    12/01/12   $    500    $    619,720
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Limited Tax GO (b)(c)                                             8.05%    12/01/12        534         661,861
---------------------------------------------------------------------------------------------------------------------------------
   Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO          7.00%    12/01/23         60          46,672
---------------------------------------------------------------------------------------------------------------------------------
   Castle Oaks Metropolitan District;
      Series 2005, Limited Tax GO                                                    6.00%    12/01/25      1,000         640,140
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO                                                    6.13%    12/01/35      1,500         882,540
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Banning Lewis Ranch Academy); Series 2006, Charter School RB (a)              6.13%    12/15/35      3,000       1,941,420
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Brighton School); Series 2006, Charter School RB                              6.00%    11/01/36      1,695       1,072,901
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Carbon
      Valley Academy); Series 2006, Charter School RB                                5.63%    12/01/36      1,160         693,088
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Cerebral Palsy of Colorado); Series 2006 A, RB                                6.25%    05/01/36      3,050       2,025,261
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Classical); Series 2008 A, Charter School RB                                  7.40%    12/01/38      2,000       1,787,940
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Community
      Leadership);
      Series 2008, Charter School RB                                                 6.25%    07/01/28        650         457,223
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Charter School RB                                                 6.50%    07/01/38      1,000         678,130
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Denver
      Academy Inc.); Series 2003 A, Ref. RB                                          7.00%    11/01/23        500         430,615
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Denver
      Science & Technology); Series 2004, RB                                         5.00%    12/01/13        650         613,528
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Excel
      Academy); Series 2003, Charter School RB (b)(c)                                7.30%    12/01/11        535         603,084
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Flagstaff);
      Series 2008 A, Charter School RB                                               6.75%    08/01/28      1,215         901,481
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Charter School RB                                               7.00%    08/01/38      1,500       1,089,420
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Knowledge Quest); Series 2005, Charter School RB                              6.50%    05/01/36        930         635,432
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Monument Academy);
      Series 2007, Charter School RB                                                 5.88%    10/01/27      2,500       1,662,450
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Charter School RB                                                 6.00%    10/01/37      1,635       1,010,544
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Charter School RB                                               7.25%    10/01/39        500         372,540
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (New
      Vision Charter School); Series 2008, RB (a)                                    6.75%    04/01/40      1,860       1,299,303
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (North
      Star); Series 2008 A, Ref. & Improvement RB (a)                                8.25%    11/01/39      3,000       2,548,440
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Northeast Academy); Series 2007, Charter School RB (a)                        5.75%    05/15/37      2,580       1,568,666
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Peak
      to Peak); Series 2001, Charter School RB (b)(c)                                7.63%    08/15/11        500         576,785
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Platte
      Academy);
      Series 2002 A, Charter School RB (b)(c)                                        7.25%    03/01/10        500         525,650
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Charter School RB (b)(c)                                        7.25%    03/01/10        500         535,420
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Union
      Colony Charter School); Series 2007, RB (a)                                    5.75%    12/01/37      1,075         652,159
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Vail
      Christian); Series 2007, Independent School Improvement RB (a)                 5.50%    06/01/37      2,000       1,144,900
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Windsor Academy); Series 2007, Charter School RB                              5.70%    05/01/37      1,600         945,936
---------------------------------------------------------------------------------------------------------------------------------
   Colorado Springs (City of) (University Village Colorado); Series 2008 A,
      Tax Increment Allocation RB                                                    7.00%    12/01/29      3,000       2,207,310
---------------------------------------------------------------------------------------------------------------------------------
   Confluence Metropolitan District;
      Series 2007, Tax Supported RB                                                  5.25%    12/01/17        790         616,026
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Tax Supported RB                                                  5.45%    12/01/34      1,465         862,387
---------------------------------------------------------------------------------------------------------------------------------
   Conservatory Metropolitan District (Arapahoe County); Series 2005,
      Limited Tax GO (b)(c)                                                          6.75%    12/01/13        810         993,036
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

   Copperleaf Metropolitan District No. 2;
      Series 2006, Limited Tax GO                                                    5.85%    12/01/26   $  1,000     $   581,090
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Limited Tax GO                                                    5.95%    12/01/36      1,750         911,505
---------------------------------------------------------------------------------------------------------------------------------
   Country Club Village Metropolitan District; Series 2006, Limited Tax GO           6.00%    12/01/34        600         348,258
---------------------------------------------------------------------------------------------------------------------------------
   Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO                  6.75%    12/01/36      3,000       1,835,430
---------------------------------------------------------------------------------------------------------------------------------
   Huntington Trails Metropolitan District; Series 2006, Limited Tax GO              6.25%    12/01/36      1,000         569,860
---------------------------------------------------------------------------------------------------------------------------------
   Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO                5.75%    12/01/36      1,415         747,007
---------------------------------------------------------------------------------------------------------------------------------
   Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO                  6.25%    12/01/36      1,645         937,420
---------------------------------------------------------------------------------------------------------------------------------
   Madre Metropolitan District No. 2; Series 2007 A, Limited Tax GO                  5.50%    12/01/36        500         231,890
---------------------------------------------------------------------------------------------------------------------------------
   Montrose (County of) (Homestead at Montrose Inc.);
      Series 2003 A, Health Care Facilities RB                                       5.75%    02/01/15        250         202,253
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care Facilities RB                                       6.75%    02/01/22        300         218,286
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care Facilities RB                                       7.00%    02/01/25        800         572,392
---------------------------------------------------------------------------------------------------------------------------------
   Murphy Creek Metropolitan District No. 3; Series 2006, Ref. & Improvement
      Limited Tax GO                                                                 6.13%    12/01/35      2,000       1,176,720
---------------------------------------------------------------------------------------------------------------------------------
   Northwest Metropolitan District No. 3;
      Series 2005, Limited Tax GO                                                    6.13%    12/01/25      1,000         541,240
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO                                                    6.25%    12/01/35      1,000         495,140
---------------------------------------------------------------------------------------------------------------------------------
   Piney Creek Metropolitan District; Series 2005, Limited Tax GO                    5.50%    12/01/35      1,200         648,564
---------------------------------------------------------------------------------------------------------------------------------
   Reata South Metropolitan District; Series 2007 A, Limited Tax GO                  7.25%    06/01/37      1,000         682,980
---------------------------------------------------------------------------------------------------------------------------------
   Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO             6.50%    12/01/35      1,000         567,530
---------------------------------------------------------------------------------------------------------------------------------
   Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO             5.75%    12/01/36      1,000         553,140
---------------------------------------------------------------------------------------------------------------------------------
   Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO (b)(c)      7.13%    12/01/14        500         625,225
---------------------------------------------------------------------------------------------------------------------------------
   Table Rock Metropolitan District; Series 2003, Limited Tax GO (b)(c)              7.00%    12/01/13        700         853,377
---------------------------------------------------------------------------------------------------------------------------------
   University of Northern Colorado (Auxiliary Facilities System); Series
      2001, Ref. & Improvement RB (INS-Ambac Assurance Corp.) (d)                    5.00%    06/01/23      1,000         986,830
---------------------------------------------------------------------------------------------------------------------------------
   Valagua Metropolitan District; Series 2008, Limited Tax GO                        7.75%    12/01/37      1,000         725,950
---------------------------------------------------------------------------------------------------------------------------------
   Wyndham Hill Metropolitan District No. 2;
      Series 2005, Limited Tax GO                                                    6.25%    12/01/25         85          56,065
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO                                                    6.38%    12/01/35        500         305,010
=================================================================================================================================
                                                                                                                       51,892,605
=================================================================================================================================

DELAWARE-0.61%

   New Castle (County of) (Newark Charter School Inc.); Series 2006, RB              5.00%    09/01/30      1,610         997,427
---------------------------------------------------------------------------------------------------------------------------------
   Sussex (County of) (Cadbury at Lewes);
      Series 2006 A, First Mortgage RB                                               5.45%    01/01/16        865         703,989
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, First Mortgage RB                                               5.90%    01/01/26        750         498,105
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, First Mortgage RB                                               6.00%    01/01/35        600         353,142
=================================================================================================================================
                                                                                                                        2,552,663
=================================================================================================================================

DISTRICT OF COLUMBIA-0.64%

   District of Columbia; Series 1998, RB (INS-Financial Security Assurance
      Inc.) (d)                                                                      5.00%    08/15/38      3,000       2,673,870
=================================================================================================================================

FLORIDA-5.57%

   Alachua (County of) (North Florida Retirement Village, Inc.); Series
      2007, IDR                                                                      5.88%    11/15/36      3,000       1,727,430
---------------------------------------------------------------------------------------------------------------------------------
   Concorde Estates Community Development District; Series 2004 B, Capital
     Improvement Special Assessment RB                                               5.00%    05/01/11        300         180,258
---------------------------------------------------------------------------------------------------------------------------------
   Cory Lakes Community Development District;
      Series 2001 A, Special Assessment RB                                           8.38%    05/01/17        365         354,335
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Special Assessment RB                                           8.38%    05/01/17        185         179,594
---------------------------------------------------------------------------------------------------------------------------------
   Cypress Lakes Community Development District; Series 2004 A, Special
      Assessment RB                                                                  6.00%    05/01/34        550         367,532
---------------------------------------------------------------------------------------------------------------------------------
   East Homestead Community Development District; Series 2005, Special
      Assessment RB                                                                  5.45%    05/01/36        775         452,523
---------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.);
      Series 2006 A, RB                                                              6.00%    05/15/36      2,130       1,248,627
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                              6.13%    05/15/37      1,855       1,103,317
---------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Development Finance Corp. (Sculptor Charter School);
      Series 2008 A, RB                                                              7.25%    10/01/38      2,710       2,114,694
---------------------------------------------------------------------------------------------------------------------------------
   Gramercy Farms Community Development District; Series 2007 B, Special
      Assessment RB                                                                  5.10%    05/01/14      1,000         501,510
---------------------------------------------------------------------------------------------------------------------------------
   Lakeland (City of) (Retirement Community);
      Series 2008, Ref. First Mortgage RB (a)                                        6.25%    01/01/28        500         340,945
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Ref. First Mortgage RB (a)                                        6.38%    01/01/43      1,500         954,705
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

   Lee (County of) Industrial Development Authority (Cypress Cove at
      HealthPark); Series 2002 A, Health Care Facilities IDR                         6.75%    10/01/32   $  1,250    $    864,700
---------------------------------------------------------------------------------------------------------------------------------
   Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical
      Center);
      Series 2001 A, Hospital RB                                                     6.70%    11/15/19      1,000         781,020
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. Hospital RB (a)                                              6.75%    11/15/29        500         315,990
---------------------------------------------------------------------------------------------------------------------------------
   Midtown Miami Community Development District;
      Series 2004 A, Special Assessment RB                                           6.00%    05/01/24        985         686,486
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Special Assessment RB                                           6.25%    05/01/37      1,000         624,870
---------------------------------------------------------------------------------------------------------------------------------
   Mount Dora (City of) Health Facilities Authority (Waterman Village);
      Series 2004 A, Ref. RB                                                         5.75%    08/15/18        750         605,145
---------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Health Facilities Authority (Orlando Lutheran Towers,
      Inc.);
      Series 2005, Ref. Health Care Facilities RB                                    5.38%    07/01/20      1,100         772,530
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. Health Care Facilities RB                                    5.70%    07/01/26      1,000         639,970
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, First Mortgage RB                                                 5.50%    07/01/32      1,000         581,110
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, First Mortgage RB                                                 5.50%    07/01/38      1,000         552,790
---------------------------------------------------------------------------------------------------------------------------------
   Orlando (City of) Urban Community Development District; Series 2004,
      Capital Improvement Special Assessment RB                                      6.25%    05/01/34      1,000         650,370
---------------------------------------------------------------------------------------------------------------------------------
   Poinciana Community Development District; Series 2000 A, Special
      Assessment RB                                                                  7.13%    05/01/31        700         573,034
---------------------------------------------------------------------------------------------------------------------------------
   Port St. Lucie (City of) Southwest Annexation District No. 1; Series 2007
      B, Special Assessment RB (INS-MBIA Insurance Corp.) (d)                        5.00%    07/01/40      2,000       1,657,460
---------------------------------------------------------------------------------------------------------------------------------
   Reunion East Community Development District; Series 2002 A, Special
      Assessment RB                                                                  7.38%    05/01/33      1,000         614,950
---------------------------------------------------------------------------------------------------------------------------------
   Sarasota (County of) Health Facilities Authority (Village on the Isle);
      Series 2007, Ref. Retirement Facilities RB                                     5.00%    01/01/17      1,500       1,139,850
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. Retirement Facilities RB                                     5.50%    01/01/27      1,500         898,515
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. Retirement Facilities RB                                     5.50%    01/01/32      1,500         817,335
---------------------------------------------------------------------------------------------------------------------------------
   St. Johns (County of) Industrial Development Authority (Glenmoor);
      Series 2006 A, Health Care IDR                                                 5.25%    01/01/26      1,000         596,150
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Health Care IDR                                                 5.38%    01/01/40      1,000         516,310
=================================================================================================================================
                                                                                                                       23,414,055
=================================================================================================================================

GEORGIA-1.71%

   Atlanta (City of) (Atlantic Station);
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Tax Allocation RB (b)(c)                                          7.75%    12/01/11        550         614,757
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Tax Allocation RB (b)(c)                                          7.90%    12/01/11        750         884,047
---------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) (Eastside);
      Series 2005 B, Tax Allocation RB                                               5.40%    01/01/20      1,000         749,880
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 B, Tax Allocation RB                                               5.60%    01/01/30      2,000       1,240,020
---------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (a)           5.50%    01/01/31        630         400,592
---------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) (Canterbury Court);
      Series 2004 A, Residential Care Facilities RB                                  6.13%    02/15/26        500         344,635
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Residential Care Facilities RB                                  6.13%    02/15/34        200         123,068
---------------------------------------------------------------------------------------------------------------------------------
   Rockdale (County of) Development Authority (Visy Paper); Series 2007 A,
      RB (e)                                                                         6.13%    01/01/34      4,500       2,815,875
=================================================================================================================================
                                                                                                                        7,172,874
=================================================================================================================================

IDAHO-0.38%

   Idaho (State of) Housing & Finance Association (Liberty Charter School);
      Series 2008 A, Nonprofit Facilities RB                                         6.00%    06/01/38        750         519,840
---------------------------------------------------------------------------------------------------------------------------------
   Idaho (State of) Housing & Finance Association; Series 2008 A, Nonprofit
      Facilities RB                                                                  6.13%    07/01/38      1,580       1,097,326
=================================================================================================================================
                                                                                                                        1,617,166
=================================================================================================================================

ILLINOIS-10.03%

   Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A,
      Ref. Tax Increment Allocation RB                                               5.70%    05/01/36      1,000         623,940
---------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) (Chatham Ridge Redevelopment);
      Series 2002, Tax Increment Allocation RB                                       5.95%    12/15/12        275         263,835
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Tax Increment Allocation RB                                       6.05%    12/15/13        475         451,051
---------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) (Lake Shore East);
      Series 2003, Special Assessment RB                                             6.63%    12/01/22        500         370,825
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Special Assessment RB                                             6.75%    12/01/32        500         325,350
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

   Du Page (County of) Special Service Area No. 31 (Monarch Landing);
      Series 2006, Special Tax RB                                                    5.40%    03/01/16   $    250    $    204,615
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Special Tax RB                                                    5.63%    03/01/36      1,250         680,325
---------------------------------------------------------------------------------------------------------------------------------
   Hillside (City of) (Mannheim Redevelopment);
      Series 2008, Senior Lien Tax Increment Allocation RB                           6.55%    01/01/20      1,000         752,510
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Senior Lien Tax Increment Allocation RB                           7.00%    01/01/28      5,000       3,456,600
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Beacon Hill);
      Series 2005 A, Ref. RB                                                         5.15%    02/15/13        655         584,384
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB                                                         5.25%    02/15/14        300         261,957
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB                                                         5.35%    02/15/15        225         190,613
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Children's Memorial Hospital);
      Series 2008 A, RB                                                              5.25%    08/15/47      1,295         996,749
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Clare Oaks);
      Series 2006 A, RB                                                              6.00%    11/15/27      1,000         659,900
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                              6.00%    11/15/39      3,500       1,922,690
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Fairview Obligation Group);
      Series 2008 A, Ref. RB                                                         6.13%    08/15/28      1,000         666,020
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Ref. RB                                                         6.25%    08/15/35      1,000         628,570
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Ref. RB                                                         6.25%    08/15/40      1,000         619,100
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Luther Oaks);
      Series 2006 A, RB                                                              5.70%    08/15/28        500         312,935
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                              6.00%    08/15/26        850         567,936
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                              6.00%    08/15/39      1,460         870,233
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Monarch Landing Inc. Facility)
      Series 2007 A, RB                                                              7.00%    12/01/27      2,000       1,373,720
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Sedgebrook, Inc. Facilities);
      Series 2007 A, RB                                                              5.63%    11/15/17      1,345       1,006,033
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                              6.00%    11/15/27      2,000       1,213,800
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                              6.00%    11/15/37      4,000       2,174,880
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Smith Village);
      Series 2005 A, RB                                                              5.70%    11/15/20        500         360,580
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB                                                              6.13%    11/15/25      1,000         683,070
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB                                                              6.25%    11/15/35      3,000       1,883,670
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (The Landing at Plymouth Place);
      Series 2005 A, RB                                                              6.00%    05/15/37      3,200       1,860,704
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Three Crowns Park Plaza);
      Series 2006 A, RB                                                              5.88%    02/15/26      1,000         663,870
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                              5.88%    02/15/38      1,500         837,330
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Bethesda Home &
      Retirement Center); Series 1999 A, RB                                          6.25%    09/01/14        500         451,715
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Lutheran Senior
      Ministries Obligation); Series 2001 A, RB (b)(c)                               7.38%    08/15/11      1,000       1,146,130
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Villa St. Benedict);
      Series 2003 A-1, RB                                                            6.90%    11/15/33      2,000       1,085,000
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority; Series 2003 A, RB                7.00%    11/15/32        800         565,000
---------------------------------------------------------------------------------------------------------------------------------
   Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
      Series 2004, Special Tax RB                                                    5.00%    03/01/11        385         357,900
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Special Tax RB                                                    6.25%    03/01/34        750         453,098
---------------------------------------------------------------------------------------------------------------------------------
   Lombard (City of) Public Facilities Corp. (Lombard Conference Center &
      Hotel);
      Series 2005 A-1, First Tier RB                                                 6.38%    01/01/15        750         632,655
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A-1, First Tier RB                                                 7.13%    01/01/36      2,500       1,635,875
---------------------------------------------------------------------------------------------------------------------------------
   Malta (Village of) (Prairie Springs); Series 2006, Tax Increment
      Allocation RB (a)                                                              5.75%    12/30/25      2,000       1,113,560
---------------------------------------------------------------------------------------------------------------------------------
   Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
      Series 2002 A, Dedicated State Tax RB (INS-MBIA Insurance Corp.) (d)           5.00%    12/15/28      1,250       1,193,762
---------------------------------------------------------------------------------------------------------------------------------
   Southwestern Illinois Development Authority (City of Collinsville Limited
      Incremental Sales Tax); Series 2007, RB                                        5.35%    03/01/31      1,000         636,050
---------------------------------------------------------------------------------------------------------------------------------
   Southwestern Illinois Development Authority (Eden Retirement Center Inc.);
      Series 2006, Senior Care Facilities RB                                         5.50%    12/01/26        800         500,016
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Care Facilities RB                                         5.85%    12/01/36      3,000       1,719,720
---------------------------------------------------------------------------------------------------------------------------------
   St. Charles (City of) (Zylstra);
      Series 2008, Incremental Sales Tax RB                                          6.95%    01/01/21      2,000       1,647,360
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Incremental Sales Tax RB                                          6.95%    01/01/25      2,000       1,562,140
=================================================================================================================================
                                                                                                                       42,167,776
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
INDIANA-0.84%

   Indiana (State of) Health & Educational Facilities Financing Authority
      (Community Foundation Northwest Indiana);
      Series 2007, Hospital RB                                                       5.50%    03/01/27   $  3,000    $  2,079,150
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Hospital RB                                                       5.50%    03/01/37      1,000         635,870
---------------------------------------------------------------------------------------------------------------------------------
   Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991,
      Ref. PCR                                                                       5.75%    08/01/21      1,000         820,170
=================================================================================================================================
                                                                                                                        3,535,190
=================================================================================================================================

IOWA-2.40%

   Des Moines (City of) (Luther Park Apartments Inc.); Series 2004, Senior
      Housing RB                                                                     6.00%    12/01/23        500         353,970
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Bethany Life Communities);
      Series 2006 A, Ref. Senior Housing RB                                          5.45%    11/01/26        345         213,855
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Ref. Senior Housing RB                                          5.55%    11/01/41        795         418,822
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Boys & Girls); Series 2007, Community
      Provider RB                                                                    5.80%    12/01/22      1,000         696,900
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A,
      Retirement Community RB                                                        6.13%    11/15/32        500         307,500
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC);
      Series 2007 A, Senior Housing RB                                               5.50%    12/01/32      2,000       1,060,500
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Senior Housing RB                                               5.63%    12/01/45      3,000       1,530,990
---------------------------------------------------------------------------------------------------------------------------------
   Marion (City of) (Village Place at Marion);
      Series 2005 A, MFH RB                                                          5.65%    09/01/25        155         106,668
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, MFH RB                                                          6.00%    09/01/35        400         257,060
---------------------------------------------------------------------------------------------------------------------------------
   Polk (County of) (Luther Park Health Center Inc.);
      Series 2004, Health Care Facilities RB                                         6.00%    10/01/24        290         202,507
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Health Care Facilities RB                                         6.15%    10/01/36        600         370,806
---------------------------------------------------------------------------------------------------------------------------------
   Scott (County of) (Ridgecrest Village);
      Series 2000 A, RB (b)(c)                                                       7.25%    11/15/10        750         834,240
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. RB                                                           4.75%    11/15/12        750         686,617
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. RB                                                           5.63%    11/15/18      2,000       1,475,360
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. RB                                                           5.25%    11/15/21      1,000         656,540
---------------------------------------------------------------------------------------------------------------------------------
   Washington (City of) (United Presbyterian Home); Series 2006 A,
      Ref. Senior Housing RB                                                         5.60%    12/01/36      1,615         921,164
=================================================================================================================================
                                                                                                                       10,093,499
=================================================================================================================================

KANSAS-2.21%

   Hutchinson (City of) (Wesley Towers, Inc.); Series 1999 A, Ref. &
      Improvement Health Care Facilities RB                                          6.25%    11/15/19        750         616,642
---------------------------------------------------------------------------------------------------------------------------------
   Labette (County of);
      Series 2007 A, Ref. & Improvement Hospital RB                                  5.75%    09/01/29        750         470,145
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Ref. & Improvement Hospital RB                                  5.75%    09/01/37      1,100         635,822
---------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior
      Living Facilities RB                                                           5.60%    05/15/28      1,500         884,715
---------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (Catholic Care Campus Inc.);
      Series 2006 A, Senior Living Facilities RB                                     6.00%    11/15/26      1,000         696,670
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Senior Living Facilities RB                                     6.00%    11/15/38      2,000       1,166,380
---------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (West Village Center);
      Series 2007, Special Obligation Tax Increment Allocation RB                    5.30%    09/01/17        500         409,205
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligation Tax Increment Allocation RB                    5.45%    09/01/22      1,160         843,680
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligation Tax Increment Allocation RB                    5.50%    09/01/26      1,000         669,080
---------------------------------------------------------------------------------------------------------------------------------
   Overland Park Transportation Development District (Grass Creek);
      Series 2006, Special Assessment RB                                             5.13%    09/01/28      1,565         978,798
---------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005,
      Special Obligation Tax Increment Allocation RB                                 5.75%    08/01/24        920         523,986
---------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) Transportation Development District (TDD #1);
      Series 2005, Sales Tax RB                                                      5.75%    12/01/25        445         248,030
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Sales Tax RB                                                    5.88%    12/01/09         10           9,912
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Sales Tax RB                                                    5.88%    12/01/25        985         557,904
---------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) Transportation Development District (TDD #2);
      Series 2006 B, Sales Tax RB                                                    5.88%    12/01/25      1,000         566,400
=================================================================================================================================
                                                                                                                        9,277,369
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
KENTUCKY-0.52%

   Louisville & Jefferson (Counties of) Metropolitan Government (Jewish
      Hospital & St. Mary's Healthcare); Series 2008, RB                             6.13%    02/01/37   $  2,500    $  2,191,325
=================================================================================================================================

LOUISIANA-0.20%

   Louisiana (State of) Local Government Environmental Facilities &
      Community Development Authority (Westlake Chemical Corp.); Series
      2007, RB                                                                       6.75%    11/01/32      1,500         823,185
=================================================================================================================================

MAINE-0.11%

   Maine (State of) Turnpike Authority; Series 2003, RB (INS-Ambac
      Assurance Corp.) (d)                                                           5.00%    07/01/33        500         474,955
=================================================================================================================================

MARYLAND-1.37%

   Annapolis (City of) (Park Place); Series 2005 A, Special Obligation RB            5.35%    07/01/34      2,000       1,137,380
---------------------------------------------------------------------------------------------------------------------------------
   Anne Arundel (County of) (Parole Town Center); Series 2002, Tax
      Increment Allocation Financing RB                                              5.00%    07/01/12        200         191,614
---------------------------------------------------------------------------------------------------------------------------------
   Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation
      RB                                                                             7.00%    07/01/33        968         701,151
---------------------------------------------------------------------------------------------------------------------------------
   Howard (County of); Series 2000 A, Retirement Community RB (b)(c)                 7.88%    05/15/10        780         872,602
---------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Medstar Health); Series 2004, Ref. RB                                         5.50%    08/15/33      1,000         801,330
---------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Washington County Hospital);
      Series 2008, RB                                                                5.75%    01/01/38        500         317,355
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB                                                                6.00%    01/01/43        750         484,943
---------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Industrial Development Finance Authority (Our Lady
      of Good Counsel High School Facilities); Series 2005 A, Economic
      Development IDR                                                                6.00%    05/01/35      2,000       1,249,040
=================================================================================================================================
                                                                                                                        5,755,415
=================================================================================================================================

MASSACHUSETTS-1.05%

   Massachusetts (State of) Development Finance Agency (Briarwood);
      Series 2001 B, RB (b)(c)                                                       7.50%    12/01/10        500         555,095
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
      Series 2007 A, Facilities RB                                                   5.00%    11/15/14      1,000         865,940
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (New England
      Conservatory of Music); Series 2008, RB                                        5.25%    07/01/38      2,500       1,620,525
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Reeds Landing -
      Accredited Investors); Series 2006, Ref. First Mortgage RB                     5.75%    10/01/31      1,815       1,018,052
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Health & Educational Facilities Authority
      (Christopher House, Inc.); Series 1999 A, Ref. RB                              6.88%    01/01/29        500         374,005
=================================================================================================================================
                                                                                                                        4,433,617
=================================================================================================================================

MICHIGAN-1.76%

   Advanced Technology Academy; Series 2008, Public School Academy RB                6.00%    11/01/37      1,000         690,620
---------------------------------------------------------------------------------------------------------------------------------
   Chandler Park Academy; Series 2005, Public School Academy RB                      5.13%    11/01/30      1,050         661,185
---------------------------------------------------------------------------------------------------------------------------------
   Detroit (City of) Community High School;
      Series 2005, Public School Academy RB                                          5.65%    11/01/25      1,485         966,854
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Public School Academy RB                                          5.75%    11/01/30      1,000         605,930
---------------------------------------------------------------------------------------------------------------------------------
   Gaylord (City of) Hospital Finance Authority (Otsego Memorial Hospital
      Association); Series 2004, Ref. Limited Obligation RB                          6.50%    01/01/31        700         467,236
---------------------------------------------------------------------------------------------------------------------------------
   Gogebic (County of) Hospital Finance Authority (Grand View Health
      System, Inc.); Series 1999, Ref. RB                                            5.88%    10/01/16        920         763,591
---------------------------------------------------------------------------------------------------------------------------------
   Mecosta (County of) General Hospital; Series 1999, Ref. RB                        6.00%    05/15/18        500         401,280
---------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Hospital Finance Authority (Presbyterian Village);
      Series 2005, Ref. RB                                                           4.88%    11/15/16        685         539,807
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. RB                                                           5.25%    11/15/25        450         275,476
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. RB                                                           5.50%    11/15/35        750         410,535
---------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Municipal Bond Authority (YMCA Service Learning
      Academy);
      Series 2001, Public School Academy Facilities Program RB                       7.63%    10/01/21        700         619,129
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Public School Academy Facilities Program RB                       7.75%    10/01/31        500         403,350
---------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Strategic Fund (Detroit Edison Pollution Control);
      Series 2001 C, Ref. Limited Obligation PCR                                     5.45%    09/01/29        725         586,844
=================================================================================================================================
                                                                                                                        7,391,837
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA-9.37%

   Apple Valley (City of) Economic Development Authority (Evercare Senior
      Living LLC); Series 2005 A, Health Care RB                                     6.13%    06/01/35   $  2,240    $  1,393,706
---------------------------------------------------------------------------------------------------------------------------------
   Baytown (Town of) (St. Croix Preparatory Academy);
      Series 2008 A, Lease RB                                                        6.75%    08/01/28      1,000         741,960
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Lease RB                                                        7.00%    08/01/38        700         508,396
---------------------------------------------------------------------------------------------------------------------------------
   Becker (City of) (Shepherd of Grace);
      Series 2006, Senior Housing RB                                                 5.75%    05/01/24        715         478,235
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB                                                 5.88%    05/01/29      1,000         634,910
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB                                                 5.88%    05/01/33      1,000         611,690
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB                                                 5.88%    05/01/41        740         434,757
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB                                                 6.00%    05/01/41      1,000         600,670
---------------------------------------------------------------------------------------------------------------------------------
   Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health
      Care & Housing Facilities RB                                                   5.70%    04/01/36      1,500         877,140
---------------------------------------------------------------------------------------------------------------------------------
   Chippewa (County of) (Montevideo Hospital); Series 2007, Gross RB                 5.50%    03/01/37      1,000         547,890
---------------------------------------------------------------------------------------------------------------------------------
   Cold Spring (City of) (Assumption Home, Inc.);
      Series 2005, Nursing Home & Senior Housing RB                                  5.50%    03/01/25        425         277,283
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Nursing Home & Senior Housing RB                                  5.75%    03/01/35        600         354,522
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Health Care Facilities RB                                         7.50%    03/01/38      1,000         809,480
---------------------------------------------------------------------------------------------------------------------------------
   Dakota (County of) Community Development Agency (Highview Hills);
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Senior MFH RB                                                   7.00%    08/01/45      2,000       1,361,260
---------------------------------------------------------------------------------------------------------------------------------
   Eveleth (City of) (Manor House Woodland);
      Series 2006 A-1, Senior MFH RB                                                 5.50%    10/01/25        510         328,624
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A-1, Senior MFH RB                                                 5.70%    10/01/36      3,000       1,750,020
---------------------------------------------------------------------------------------------------------------------------------
   Fairmont (City of) (Goldfinch Estates-Governmental and Educational
      Assistance Corp.);
      Series 2002 A-1, Housing Facilities RB                                         7.25%    04/01/22        915         770,842
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Housing Facilities RB                                           6.25%    10/01/25      2,500       1,720,950
---------------------------------------------------------------------------------------------------------------------------------
   Falcon Heights (City of) (Kaleidoscope Charter School);
      Series 2007 A, Lease RB                                                        6.00%    11/01/27        400         280,424
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Lease RB                                                        6.00%    11/01/37        550         353,969
---------------------------------------------------------------------------------------------------------------------------------
   Glencoe (City of) (Glencoe Regional Health Services);
      Series 2001, Health Care Facilities RB (b)(c)                                  7.40%    04/01/11        250         283,155
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Health Care Facilities RB (b)(c)                                  7.50%    04/01/11        500         567,410
---------------------------------------------------------------------------------------------------------------------------------
   Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2007, Health
      Care System RB                                                                 5.25%    05/01/37      1,000         764,980
---------------------------------------------------------------------------------------------------------------------------------
   Maplewood (City of) (Volunteers of America Care Center);
      Series 2005 A, Ref. Health Care Facilities RB                                  5.00%    10/01/13        775         662,943
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Health Care Facilities RB                                  5.25%    10/01/19      1,250         835,562
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Health Care Facilities RB                                  5.38%    10/01/24      2,500       1,495,675
---------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) (Grant Park); Series 2006, Tax Increment
      Allocation RB                                                                  5.35%    02/01/30      1,450         817,350
---------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref.
      Tax Increment Allocation RB                                                    5.75%    02/01/27        605         378,095
---------------------------------------------------------------------------------------------------------------------------------
   Monticello (City of) (FiberNet Monticello); Series 2008,
      Telecommunications RB                                                          6.75%    06/01/31      2,000       1,614,820
---------------------------------------------------------------------------------------------------------------------------------
   North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.);
      Series 2007, Senior Housing RB                                                 6.25%    10/01/47      2,000       1,161,960
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Senior Housing RB                                                 6.50%    10/01/47      1,000         615,050
---------------------------------------------------------------------------------------------------------------------------------
   Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing
      Program);
      Series 2005 A, Ref. Governmental Housing RB                                    5.35%    07/01/15         70          61,303
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Governmental Housing RB                                    6.20%    07/01/30      2,000       1,393,520
---------------------------------------------------------------------------------------------------------------------------------
   Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB              6.00%    04/01/24      1,000         693,430
---------------------------------------------------------------------------------------------------------------------------------
   Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB              5.25%    06/01/26      1,600         996,880
---------------------------------------------------------------------------------------------------------------------------------
   Owatonna (City of) (Senior Living): Series 2006 A, Senior Housing RB              5.80%    10/01/29        800         505,048
---------------------------------------------------------------------------------------------------------------------------------
   Pine City (City of) (Lakes International Language Academy);
      Series 2006 A, Lease RB                                                        6.00%    05/01/26        480         336,446
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Lease RB                                                        6.25%    05/01/35      1,550       1,033,989
---------------------------------------------------------------------------------------------------------------------------------
   Ramsey (City of) (Pact Charter School);
      Series 2004 A, Lease RB                                                        6.50%    12/01/22        925         745,624
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Lease RB                                                        6.75%    12/01/33        150         108,672
---------------------------------------------------------------------------------------------------------------------------------
   Rochester (City of) (Mayo Clinic); Series 2006, Health Care Facilities RB         5.00%    11/15/36      2,760       2,183,270
---------------------------------------------------------------------------------------------------------------------------------
   Rochester (City of) (Samaritan Bethany Inc.);
      Series 2003 A, Health Care & Housing RB                                        5.38%    08/01/12        165         150,132
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care & Housing RB                                        5.50%    08/01/13        195         172,782
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

   St. Cloud (City of) Housing & Redevelopment Authority (Sterling Heights
      Apartments);
      Series 2002, MFH RB (e)                                                        7.00%    10/01/23   $    495    $    409,672
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, MFH RB (e)                                                        7.45%    10/01/32        155         123,278
---------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Community of Peace
      Academy); Series 2001 A, Lease RB (b)(c)                                       7.38%    12/01/10        900       1,014,939
---------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
      Series 2006 A, Lease RB                                                        5.75%    09/01/26        300         207,141
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Lease RB                                                        6.00%    09/01/36        390         252,127
---------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter
      School); Series 2002 A, Lease RB                                               7.50%    12/01/31        890         708,022
---------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard
      Shaller);
      Series 2007 A, RB                                                              5.05%    10/01/27      1,750       1,049,037
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                              5.15%    10/01/42        275         137,541
---------------------------------------------------------------------------------------------------------------------------------
   Vadnais Heights (City of) (Agriculture & Food Sciences);
      Series 2004 A, Lease RB                                                        6.38%    12/01/24        900         672,624
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Lease RB                                                        6.60%    12/01/34        275         189,800
---------------------------------------------------------------------------------------------------------------------------------
   Washington (County of) Housing & Redevelopment Authority (Birchwood &
      Woodbury);
      Series 2007 A, Health Care & Housing RB                                        5.00%    12/01/14      1,000         812,910
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Housing RB                                        5.55%    12/01/27      1,000         613,740
---------------------------------------------------------------------------------------------------------------------------------
   Woodbury (City of) (Math & Science Academy);
      Series 2002 A, Ref. Lease RB                                                   7.38%    12/01/24        250         210,273
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Ref. Lease RB                                                   7.50%    12/01/31        750         599,497
=================================================================================================================================
                                                                                                                       39,415,425
=================================================================================================================================

MISSOURI-3.74%

   370/Missouri Bottom Road/Tussing Road Transportation Development
      District;
      Series 2002, RB                                                                7.00%    05/01/22        750         629,377
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, RB                                                                7.20%    05/01/33        500         373,895
---------------------------------------------------------------------------------------------------------------------------------
   Branson (City of) Industrial Development Authority (Branson
      Landing-Retail); Series 2005, Tax Increment Allocation IDR                     5.25%    06/01/21      1,455       1,073,397
---------------------------------------------------------------------------------------------------------------------------------
   Branson Hills Infrastructure Facilities Community Improvement District;
      Series 2007 A, Special Assessment RB                                           5.00%    04/01/11        550         529,881
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Special Assessment RB                                           5.00%    04/01/13        300         275,703
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Special Assessment RB                                           5.00%    04/01/15        500         433,165
---------------------------------------------------------------------------------------------------------------------------------
   Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment
      Allocation RB                                                                  5.50%    04/01/21      1,000         767,570
---------------------------------------------------------------------------------------------------------------------------------
   Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax
      Increment Allocation RB                                                        5.75%    04/15/20      1,000         809,930
---------------------------------------------------------------------------------------------------------------------------------
   Desloge (City of) (U.S. Highway 67/State Street Redevelopment);
      Series 2005, Ref. Tax Increment Allocation RB                                  5.20%    04/15/20        645         494,805
---------------------------------------------------------------------------------------------------------------------------------
   Grandview (City of) Industrial Development Authority (Grandview
      Crossing 1); Series 2006, Tax Increment Allocation IDR                         5.75%    12/01/28      1,250         500,000
---------------------------------------------------------------------------------------------------------------------------------
   Hanley Road & North of Folk Avenue Transportation District; Series
      2005, Transportation Sales Tax RB                                              5.40%    10/01/31        750         481,898
---------------------------------------------------------------------------------------------------------------------------------
   Kansas City (City of) Industrial Development Authority (The Bishop
      Spencer Place, Inc.); Series 2004 A, First Mortgage Health Care
      Facilities IDR                                                                 6.25%    01/01/24        500         345,385
---------------------------------------------------------------------------------------------------------------------------------
   Kansas City (City of) Tax Increment Financing Commission (Maincor);
      Series 2007 A, Tax Increment Allocation RB                                     5.25%    03/01/18        500         402,920
---------------------------------------------------------------------------------------------------------------------------------
   Maplewood (City of) (Maplewood South Redevelopment Area); Series
      2005, Ref. Tax Increment RB                                                    5.75%    11/01/26      1,350         957,703
---------------------------------------------------------------------------------------------------------------------------------
   Platte (County of) Industrial Development Authority (Zona Rosa
      Phase II); Series 2007, Transition IDR                                         6.85%    04/01/29      3,500       2,561,930
---------------------------------------------------------------------------------------------------------------------------------
   Polk (County of) Industrial Development Authority (Citizen's
      Memorial Health Care Federation); Series 2008, IDR                             6.50%    01/01/33      2,000       1,337,940
---------------------------------------------------------------------------------------------------------------------------------
   Richmond Heights (City of) (Francis Place Redevelopment); Series 2005,
      Ref. & Improvement Tax Increment & Transportation Sales Tax RB                 5.63%    11/01/25        750         530,783
---------------------------------------------------------------------------------------------------------------------------------
   St. Joseph (City of) Industrial Development Authority (The Shoppes at
      North Village);
      Series 2005 A, Tax Increment Allocation IDR                                    5.25%    11/01/13        500         462,945
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Tax Increment Allocation IDR                                    5.50%    11/01/27        750         510,338
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 B, Tax Increment Allocation IDR                                    5.50%    11/01/27      1,000         680,450
---------------------------------------------------------------------------------------------------------------------------------
   St. Louis (City of) Industrial Development Authority (Confluence Academy);
      Series 2007 A, IDR                                                             5.35%    06/15/32        750         446,190
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

   St. Louis (County of) Industrial Development Authority (St. Andrew's
      Resources for Seniors) Series 2007 A, Senior Living Facilities IDR             6.38%    12/01/41   $  1,000    $    648,390
---------------------------------------------------------------------------------------------------------------------------------
   Strother Interchange Transportation Development District (Lees Summit);
      Series 2006, RB                                                                5.00%    05/01/24        675         458,892
=================================================================================================================================
                                                                                                                       15,713,487
=================================================================================================================================

MONTANA-0.11%

   Montana (State of) Facility Finance Authority (St. John's Lutheran Church);
      Series 2006 A, Senior Living RB                                                6.13%    05/15/36        750         462,390
=================================================================================================================================

NEVADA-0.38%

   Las Vegas Valley Water District; Series 2003 A, Ref. & Water
      Improvement Limited Tax GO (INS-Financial Guaranty Insurance Co.) (d)          5.00%    06/01/32      1,150       1,103,988
---------------------------------------------------------------------------------------------------------------------------------
   University and Community College System of Nevada; Series 2002 A, RB
      (INS-Financial Guaranty Insurance Co.) (d)                                     5.40%    07/01/31        500         503,805
=================================================================================================================================
                                                                                                                        1,607,793
=================================================================================================================================

NEW HAMPSHIRE-0.27%

   New Hampshire (State of) Health & Education Facilities Authority (The
      Huntington at Nashua);
      Series 2003 A, RB                                                              6.88%    05/01/23        750         610,755
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, RB                                                              6.88%    05/01/33        750         512,865
=================================================================================================================================
                                                                                                                        1,123,620
=================================================================================================================================

NEW JERSEY-2.03%

   Burlington (County of) Bridge Commission (The Evergreens) Series 2007,
      Economic Development RB                                                        5.63%    01/01/38      2,400       1,327,344
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Cedar Crest Village,
      Inc. Facility); Series 2001 A, Retirement Community RB (b)(c)                  7.25%    11/15/11        500         569,390
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Continental Airlines,
      Inc.);
      Series 1999, Special Facilities RB (e)                                         6.25%    09/15/29      1,000         523,420
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facilities RB (e)                                         7.00%    11/15/30        565         300,055
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facilities RB (e)                                         7.20%    11/15/30        425         229,139
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Special Facilities RB (e)                                         9.00%    06/01/33        500         316,895
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Lions Gate);
      Series 2005 A, First Mortgage RB                                               5.00%    01/01/15        825         703,403
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, First Mortgage RB                                               5.75%    01/01/25        710         479,640
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, First Mortgage RB                                               5.88%    01/01/37      1,360         782,857
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Seashore Gardens
      Living Center);
      Series 2001, First Mortgage RB (b)(c)                                          8.00%    04/01/11        800         925,288
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, First Mortgage RB (b)(c)                                          8.00%    04/01/11        500         578,305
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, First Mortgage RB                                                 5.30%    11/01/26      1,100         666,204
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, First Mortgage RB                                                 5.38%    11/01/36        700         372,743
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B,
      Transportation System RB (INS-Ambac Assurance Corp.) (d)                       5.25%    12/15/23        750         750,742
=================================================================================================================================
                                                                                                                        8,525,425
=================================================================================================================================

NEW MEXICO-0.22%

   Mariposa East Public Improvement District;
      Series 2006, Unlimited Tax GO                                                  5.75%    09/01/21        500         350,420
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Unlimited Tax GO                                                  6.00%    09/01/32      1,000         593,080
=================================================================================================================================
                                                                                                                          943,500
=================================================================================================================================

NEW YORK-2.47%

   Broome (County of) Industrial Development Agency (Good Shepherd Village);
      Series 2008 A, Continuing Care Retirement IDR                                  6.15%    07/01/18        500         414,715
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Continuing Care Retirement IDR                                  6.75%    07/01/28        600         426,804
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Continuing Care Retirement IDR                                  6.88%    07/01/40      1,000         646,170
---------------------------------------------------------------------------------------------------------------------------------
   East Rochester (City of) Housing Authority (Woodland Village); Series 2006,
      Ref. Senior Living RB                                                          5.50%    08/01/33      1,700         979,030
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

   Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
      Series 2006 A, IDR                                                             6.00%    11/15/26   $  1,100    $    723,107
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, IDR                                                             6.00%    11/15/36      2,000       1,176,600
---------------------------------------------------------------------------------------------------------------------------------
   Monroe (County of) Industrial Development Agency (Woodland Village);
      Series 2000, Civic Facilities IDR (b)(c)                                       8.55%    11/15/10      1,000       1,147,050
---------------------------------------------------------------------------------------------------------------------------------
   Nassau (County of) Industrial Development Agency (Amsterdam at
      Harborside); Series 2007 A, Continuing Care Retirement IDR                     6.50%    01/01/27      1,000         731,740
---------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Dormitory Authority (Mount Sinai NYU Health
      Obligated Group); Series 2000, RB                                              5.50%    07/01/26        500         391,375
---------------------------------------------------------------------------------------------------------------------------------
   Syracuse (City of) Industrial Development Agency (Jewish Home of Central
      New York, Inc.);
      Series 2001 A, First Mortgage IDR                                              7.38%    03/01/21        350         301,346
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, First Mortgage IDR                                              7.38%    03/01/31        500         380,010
---------------------------------------------------------------------------------------------------------------------------------
   Ulster (County of) Industrial Development Agency,
      Series 2007 A, Civic Facilities IDR                                            6.00%    09/15/27      2,000       1,353,040
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Civic Facilities IDR                                            6.00%    09/15/37      2,000       1,183,880
---------------------------------------------------------------------------------------------------------------------------------
   Westchester (County of) Industrial Development Agency (Hebrew Hospital
      Senior Housing Inc.); Series 2000 A, Continuing Care Retirement IDR
      (b)(c)                                                                         7.38%    07/01/10        500         553,545
=================================================================================================================================
                                                                                                                       10,408,412
=================================================================================================================================

NORTH CAROLINA-0.78%
   North Carolina (State of) Medical Care Commission (Pennybyrn at
      Maryfield); Series 2005 A, Health Care Facilities RB                           6.13%    10/01/35      1,300         782,184
---------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Southminister);
      Series 2007 A, First Mortgage Retirement Facilities RB                         5.75%    10/01/37      1,500         846,570
---------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (The Presbyterian
      Homes Obligated Group);
      Series 2006, First Mortgage Health Care Facilities RB                          5.60%    10/01/36      1,000         557,410
      Series 2006 B, Ref. First Mortgage Health Care Facilities RB                   5.20%    10/01/21      1,500       1,080,285
=================================================================================================================================
                                                                                                                        3,266,449
=================================================================================================================================

NORTH DAKOTA-0.63%

   Grand Forks (City of) (4000 Valley Square);
      Series 2006, Ref. Senior Housing RB                                            5.13%    12/01/21        500         335,410
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Senior Housing RB                                            5.30%    12/01/34        855         452,073
---------------------------------------------------------------------------------------------------------------------------------
   Traill (County of) (Hillsboro Medical Center);
      Series 2007, Health Care RB                                                    5.25%    05/01/20        500         353,285
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Health Care RB                                                    5.50%    05/01/26      1,520         974,852
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Health Care RB                                                    5.50%    05/01/42      1,000         541,770
=================================================================================================================================
                                                                                                                        2,657,390
=================================================================================================================================

OHIO-3.39%

   Adams (County of) (Adams County Hospital);
      Series 2005, Hospital Facilities Improvement RB                                5.50%    09/01/09        375         371,370
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Hospital Facilities Improvement RB                                5.75%    09/01/10        395         369,878
---------------------------------------------------------------------------------------------------------------------------------

   Centerville (City of) (Bethany Lutheran Village Continuing Care
      Facilities Expansion),
      Series 2007 A, Health Care RB                                                  5.75%    11/01/22      1,000         690,780
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care RB                                                  6.00%    11/01/27      2,000       1,314,120
---------------------------------------------------------------------------------------------------------------------------------
   Cleveland (City of)-Cuyahoga (County of) Port Authority (St.
      Clarence-Governmental and Educational Assistance Corp., LLC); Series
      2006 A, Senior Housing RB                                                      6.25%    05/01/38      2,710       1,611,447
---------------------------------------------------------------------------------------------------------------------------------
   Cleveland (City of)-Cuyahoga (County of) Port Authority; Series 2001,
      Special Assessment Tax Increment RB                                            7.35%    12/01/31      1,000         836,420
---------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of) (Canton Inc.); Series 2000, Hospital Facilities
      RB                                                                             7.50%    01/01/30        750         568,815
---------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of) (Eliza Jennings Senior Care Network),
      Series 2007 A, Health Care & Independent Living Facilities RB                  5.75%    05/15/27      1,000         640,830
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Independent Living Facilities RB                  6.00%    05/15/37      1,000         604,450
---------------------------------------------------------------------------------------------------------------------------------
   Hickory Chase Community Authority;
      Series 2008, Infrastructure Improvement RB                                     6.75%    12/01/27      2,000       1,443,840
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Infrastructure Improvement RB                                     7.00%    12/01/38      1,500         994,260
---------------------------------------------------------------------------------------------------------------------------------
   Lucas (County of) (Sunset Retirement Communities);
      Series 2000 A, Ref. & Improvement Health Care Facilities RB                    6.50%    08/15/20        500         444,605
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Ref. & Improvement Health Care Facilities RB                    6.55%    08/15/24        500         413,895
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

   Norwood (City of) (Cornerstone at Norwood);
      Series 2006, Tax Increment Financing RB                                        5.25%    12/01/15   $  1,080    $    889,034
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Tax Increment Financing RB                                        5.75%    12/01/20      1,300         947,973
---------------------------------------------------------------------------------------------------------------------------------
   Toledo (City of) & Lucas (County of) Port Authority (St. Mary Woods);
      Series 2004 A, RB                                                              6.00%    05/15/24      1,750       1,206,468
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                              6.00%    05/15/34      1,500         916,725
=================================================================================================================================
                                                                                                                       14,264,910
=================================================================================================================================

OKLAHOMA-0.71%

   Oklahoma (County of) Finance Authority (Epworth Villa);
      Series 2005 A, Ref. RB                                                         5.00%    04/01/15      1,025         838,696
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB                                                         5.70%    04/01/25      2,500       1,649,900
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Development Finance Authority (Comanche County
      Hospital); Series 2002 B, RB                                                   6.60%    07/01/31        625         493,294
=================================================================================================================================
                                                                                                                        2,981,890
=================================================================================================================================

OREGON-0.78%

   Clackamas (County of) Hospital Facilities Authority (Gross-Willamette
      Falls); Series 2005, Ref. RB                                                   5.13%    04/01/26      1,000         659,190
---------------------------------------------------------------------------------------------------------------------------------
   Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home);
      Series 1998 A, Ref. RB                                                         5.88%    09/15/21        230         165,317
---------------------------------------------------------------------------------------------------------------------------------
   Oregon (State of) Health Housing Educational & Cultural Facilities
      Authority (Oregon Baptist Retirement Homes); Series 1996, RB                   8.00%    11/15/26        655         557,064
---------------------------------------------------------------------------------------------------------------------------------
   Yamhill (County of) Hospital Authority (Friendsview Retirement
      Community); Series 2003, RB (b)(c)                                             7.00%    12/01/13      1,555       1,888,548
=================================================================================================================================
                                                                                                                        3,270,119
=================================================================================================================================

PENNSYLVANIA-4.94%

   Allegheny (County of) Hospital Development Authority (Villa St. Joseph
      of Baden); Series 1998, Health Care Facilities RB                              6.00%    08/15/28        500         330,185
---------------------------------------------------------------------------------------------------------------------------------
   Allegheny (County of) Industrial Development Authority (Propel
      Schools-Homestead); Series 2004 A, Charter School IDR                          7.00%    12/15/15        685         637,756
---------------------------------------------------------------------------------------------------------------------------------
   Blair (County of) Industrial Development Authority (Village of
      Pennsylvania State);
      Series 2002 A, IDR                                                             6.90%    01/01/22        500         397,830
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, IDR                                                             7.00%    01/01/34        500         342,550
---------------------------------------------------------------------------------------------------------------------------------
   Chartiers Valley Industrial & Commercial Development Authority (Asbury
      Health Center);
      Series 1999, Ref. First Mortgage IDR                                           6.38%    12/01/19      1,000         830,430
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                           5.13%    12/01/12        500         444,315
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                           5.25%    12/01/13        500         435,750
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                           5.25%    12/01/15        260         217,066
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                           5.38%    12/01/16        500         390,905
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                           5.75%    12/01/22        935         658,838
---------------------------------------------------------------------------------------------------------------------------------
   Chester (County of) Industrial Development Authority (Avon Grove Charter
      School); Series 2007 A, IDR                                                    6.25%    12/15/27      1,000         695,270
---------------------------------------------------------------------------------------------------------------------------------
   Crawford (County of) Hospital Authority (Wesbury United Methodist
      Community); Series 1999, Senior Living Facilities RB                           6.25%    08/15/29        750         519,217
---------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Messiah Village); Series
      2008 A, RB                                                                     6.00%    07/01/35      1,000         649,570
---------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Presbyterian Homes
      Obligations);
      Series 2008 A, RB                                                              5.00%    01/01/17      2,000       1,570,480
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                              5.35%    01/01/20        515         382,604
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                              5.45%    01/01/21        885         650,617
---------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Wesley Affiliated Services,
      Inc.); Series 2002 A, Retirement Community RB (b)(c)                           7.13%    01/01/13        700         835,947
---------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Industrial Development Authority (The Fulton County
      Medical Center); Series 2006, Hospital IDR                                     5.88%    07/01/31      1,500         929,985
---------------------------------------------------------------------------------------------------------------------------------
   Harrisburg (City of) Authority (Harrisburg University of Science);
      Series 2007 A, University RB                                                   5.40%    09/01/16        950         805,258
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 B, University RB                                                   6.00%    09/01/36      1,225         796,029
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

   Lancaster (County of) Hospital Authority (Saint Anne's Home); Series
      1999, Health Center RB                                                         6.63%    04/01/28   $    500    $    363,090
---------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Industrial Development Authority (Garden Spot
      Village);
      Series 2000 A, IDR (b)(c)                                                      7.60%    05/01/10        250         273,493
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, IDR (b)(c)                                                      7.63%    05/01/10        500         547,150
---------------------------------------------------------------------------------------------------------------------------------
   Lawrence (County of) Industrial Development Authority (Shenango
      Presbyterian Senior Care Obligated Group); Series 2001 B, Senior
      Health & Housing Facilities IDR (b)(c)                                         7.50%    11/15/11      1,000       1,171,820
---------------------------------------------------------------------------------------------------------------------------------
   Lehigh (County of) General Purpose Authority (Bible Fellowship Church
      Home Inc.);
      Series 2001, First Mortgage RB                                                 7.63%    11/01/21        250         216,765
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, First Mortgage RB                                                 7.75%    11/01/33        750         561,390
---------------------------------------------------------------------------------------------------------------------------------
   North Penn (Region of) Health Hospital & Education Authority (Maple
      Village); Series 2000 A, Hospital RB (b)(c)                                    8.00%    04/01/10        300         324,381
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Economic Development Financing Authority
      (Northwestern Human Services, Inc.); Series 1998 A, RB                         5.25%    06/01/14      1,000         844,940
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Student Association, Inc. at California University of Pennsylvania);
      Series 2000 A, Student Housing RB                                              6.75%    09/01/20        500         429,725
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Student Housing RB                                              6.75%    09/01/32        320         242,669
---------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority (Cathedral
      Village); Series 2003 A, IDR                                                   6.88%    04/01/34        500         350,125
---------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority (Russell Byers
      Charter School);
      Series 2007 A, IDR                                                             5.15%    05/01/27      1,000         657,370
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, IDR                                                             5.25%    05/01/37      1,000         604,130
---------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority; Series 2007 A, IDR       5.50%    09/15/37      2,700       1,692,279
=================================================================================================================================
                                                                                                                       20,799,929
=================================================================================================================================

SOUTH CAROLINA-2.29%

   South Carolina (State of) Jobs-Economic Development Authority (Lutheran
      Homes);
      Series 2007, Ref. First Mortgage Health Care Facilities RB                     5.38%    05/01/21      1,500       1,035,750
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. First Mortgage Health Care Facilities RB                     5.00%    05/01/14      1,035         906,494
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. First Mortgage Health Care Facilities RB                     5.50%    05/01/28      1,100         686,114
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Palmetto
      Health Alliance);
      Series 2000 A, Hospital Facilities Improvement RB (b)(c)                       7.38%    12/15/10        800         895,560
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB                                     6.13%    08/01/23      1,500       1,241,355
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB                                     6.25%    08/01/31      1,570       1,232,089
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (South
      Carolina Episcopal Home at Still Hopes);
      Series 2004 A, Residential Care Facilities RB                                  6.25%    05/15/25        750         532,808
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Residential Care Facilities RB                                  6.38%    05/15/32      1,250         808,587
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (The
      Woodlands at Furman); Series 2007 A, RB                                        6.00%    11/15/37      2,000       1,183,200
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Wesley
      Commons);
      Series 2000, First Mortgage Health Facilities RB (b)(c)                        7.75%    10/01/10        700         782,096
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, First Mortgage Health Facilities RB (b)(c)                        8.00%    10/01/10        300         336,180
=================================================================================================================================
                                                                                                                        9,640,233
=================================================================================================================================

SOUTH DAKOTA-0.32%

   Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB                 5.75%    01/15/28      1,300         899,951
---------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) Health & Educational Facilities Authority
      (Westhills Village Retirement Community); Series 2003, RB                      5.65%    09/01/23        500         446,180
=================================================================================================================================
                                                                                                                        1,346,131
=================================================================================================================================

TENNESSEE-0.62%

   Blount (County of) Health & Educational Facilities Board (Asbury Inc.);
      Series 2007 A, Ref. RB                                                         5.13%    04/01/23      1,690       1,094,731
---------------------------------------------------------------------------------------------------------------------------------
   Davidson and Williamson (Counties of) Harpeth Valley Utilities District;
      Series 2004, Utilities Improvement RB (INS-MBIA Insurance Corp.) (d)           5.00%    09/01/34      1,000         959,470
---------------------------------------------------------------------------------------------------------------------------------
   Johnson City (City of) Health & Educational Facilities Board
      (Appalachian Christian Village);
      Series 2004 A, Retirement Facilities RB                                        6.00%    02/15/24        500         348,800
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB                                        6.25%    02/15/32        350         224,641
=================================================================================================================================
                                                                                                                        2,627,642
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
TEXAS-7.28%

   Abilene (City of) Health Facilities Development Corp. (Sears Methodist
      Retirement System Obligated Group Report); Series 2003 A, Retirement
      Facilities RB                                                                  7.00%    11/15/33   $  1,000    $    685,910
---------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) Hospital Authority; Series 1999, RB                             6.70%    08/01/19        500         427,700
---------------------------------------------------------------------------------------------------------------------------------
   Bexar (County of) Housing Finance Corp. (American Opportunity Housing);
      Sr. Series 2002 A-1, MFH RB                                                    6.85%    12/01/23        750         442,500
---------------------------------------------------------------------------------------------------------------------------------
   Corpus Christi (Port of) Industrial Development Corp. (Valero); Series
      1997 C, Ref. IDR                                                               5.40%    04/01/18        605         456,134
---------------------------------------------------------------------------------------------------------------------------------
   Dallas-Fort Worth (Cities of) International Airport Facilities
      Improvement Corp.; Series 2000 A-3, Ref. RB (e)                                9.13%    05/01/29        500         252,895
---------------------------------------------------------------------------------------------------------------------------------
   Decatur (City of) Hospital Authority (Wise Regional Health System);
      Series 2004 A, RB                                                              5.63%    09/01/13      1,735       1,558,308
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                              7.00%    09/01/25      2,825       2,146,407
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                              7.13%    09/01/34        905         654,279
---------------------------------------------------------------------------------------------------------------------------------
   Gulf Coast Waste Disposal Authority (Valero Energy Corp.); Series 2001,
      RB (e)                                                                         6.65%    04/01/32        900         608,913
---------------------------------------------------------------------------------------------------------------------------------
   HFDC of Central Texas, Inc. (Villa de San Antonio); Series 2004 A, RB             6.00%    05/15/25        500         330,490
---------------------------------------------------------------------------------------------------------------------------------
   HFDC of Central Texas, Inc.;
      Series 2006 A, Retirement Facilities RB                                        5.50%    11/01/31        500         283,605
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facilities RB                                        5.63%    11/01/26        750         466,583
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facilities RB                                        5.75%    11/01/36      1,000         549,630
---------------------------------------------------------------------------------------------------------------------------------
   Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
      Series 2005, Hospital RB                                                       5.00%    08/15/15        500         407,130
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Hospital RB                                                       5.00%    08/15/19        700         503,062
---------------------------------------------------------------------------------------------------------------------------------
   Hopkins (County of) Hospital District;
      Series 2008, RB                                                                6.00%    02/15/33      1,000         672,840
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB                                                                6.00%    02/15/38      1,000         654,800
---------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) (Continental Airlines, Inc. Terminal E); Series 2001 E,
      Airport System Special Facilities RB (e)                                       6.75%    07/01/29        500         267,010
---------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) Health Facilities Development Corp. (Buckingham Senior
      Living Community);
      Series 2004 A, Retirement Facilities RB (b)(c)                                 7.00%    02/15/14        300         362,496
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB (b)(c)                                 7.00%    02/15/14        750         906,240
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB (b)(c)                                 7.13%    02/15/14        450         546,403
---------------------------------------------------------------------------------------------------------------------------------
   La Vernia Higher Education Finance Corp.,
      Series 2008 A, RB                                                              6.25%    02/15/17      1,245       1,092,525
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                              7.13%    02/15/38      2,000       1,471,960
---------------------------------------------------------------------------------------------------------------------------------
   La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for
      Life); Series 2008, RB                                                         6.38%    02/15/37      1,635       1,092,147
---------------------------------------------------------------------------------------------------------------------------------
   Lufkin (City of) Health Facilities Development Corp. (Memorial Health
      System of East Texas); Series 2007, RB                                         5.50%    02/15/37      1,000         602,780
---------------------------------------------------------------------------------------------------------------------------------
   Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998,
      MFH RB                                                                         6.50%    12/01/30      1,135         805,453
---------------------------------------------------------------------------------------------------------------------------------
   Mesquite (City of) Health Facilities Development Corp. (Christian Care
      Centers, Inc.); Series 2005, Retirement Facilities RB                          5.63%    02/15/35      1,000         615,210
---------------------------------------------------------------------------------------------------------------------------------
   Midlothian Development Authority;
      Series 2001, Tax Increment Contract Allocation RB (b)(c)                       7.88%    05/15/11      1,000       1,161,590
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Tax Increment Contract Allocation RB (a)                          6.20%    11/15/29      1,000         738,670
---------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp.
      (Buckingham Senior Living Community, Inc.);
      Series 2007, Retirement Facilities RB                                          5.63%    11/15/27      1,500         957,375
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facilities RB                                          5.75%    11/15/37      3,500       1,963,045
---------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp.
      (C.C. Young Memorial Home);
      Series 2007, Retirement Facilities RB                                          5.25%    02/15/17      1,150         884,016
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facilities RB                                          5.75%    02/15/25      1,500         993,615
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facilities RB                                          5.75%    02/15/29      1,600         993,680
---------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp.
      (Northwest Senior Housing Corp.-Edgemere);
      Series 2006 A, Retirement Facilities RB                                        6.00%    11/15/26        700         451,913
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facilities RB                                        6.00%    11/15/36      2,000       1,147,840
---------------------------------------------------------------------------------------------------------------------------------
   Travis (County of) Health Facilities Development Corp. (Querencia
      Barton Creek);
      Series 2005, Retirement Facilities RB                                          5.50%    11/15/25      1,650         991,765
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Retirement Facilities RB                                          5.65%    11/15/35      1,250         685,450
---------------------------------------------------------------------------------------------------------------------------------
   Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB       7.50%    12/01/29      1,000         793,960
=================================================================================================================================
                                                                                                                       30,626,329
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
UTAH-3.65%

   Provo (City of) (Freedom Academy Foundation); Series 2007, Charter
      School RB                                                                      5.50%    06/15/37   $  1,450    $    864,939
---------------------------------------------------------------------------------------------------------------------------------
   Spanish Fork (City of) (American Leadership Academy); Series 2006,
      Charter School RB                                                              5.70%    11/15/36      1,400         864,150
---------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB             5.63%    07/15/37      2,200       1,338,282
---------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Renaissance Academy);
      Series 2007 A, Charter School RB                                               5.35%    07/15/17      1,000         820,690
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Charter School RB                                               5.63%    07/15/37      1,350         816,953
---------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Ronald Wilson Reagan);
      Series 2007 A, Charter School RB                                               5.75%    02/15/22        340         257,037
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Charter School RB                                               6.00%    02/15/38      2,710       1,740,552
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Channing Hall);
      Series 2007 A, RB (a)                                                          5.88%    07/15/27        780         537,849
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)                                                          6.00%    07/15/37        700         448,756
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (George Washington
      Academy);
      Series 2008 A, RB                                                              6.75%    07/15/28      1,340       1,003,901
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                              7.00%    07/15/40      1,690       1,233,784
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Rockwell Academy);
      Series 2008 A, RB                                                              7.00%    08/15/38      2,000       1,512,480
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Summit Academy);
      Series 2007 A, RB                                                              5.80%    06/15/38      3,800       2,535,854
---------------------------------------------------------------------------------------------------------------------------------
   West Valley City (City of) (Monticello Academy); Series 2007, Ref.
      Charter School RB (a)                                                          6.38%    06/01/37      2,000       1,356,520
=================================================================================================================================
                                                                                                                       15,331,747
=================================================================================================================================

VIRGINIA-2.41%

   Chesterfield (County of) Health Center Commission (Lucy Corr Village);
      Series 2008 A, Residential Care Facilities RB                                  6.13%    12/01/30      2,000       1,270,980
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Residential Care Facilities RB                                  6.25%    12/01/38      2,000       1,221,640
---------------------------------------------------------------------------------------------------------------------------------
   Henrico (County of) Economic Development Authority (Virginia United
      Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB           6.50%    06/01/22        750         620,513
---------------------------------------------------------------------------------------------------------------------------------
   Lexington (City of) Industrial Development Authority (Kendall at
      Lexington);
      Series 2007 A, Residential Care Facilities Mortgage IDR                        5.25%    01/01/21        895         631,091
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                        5.38%    01/01/22        780         542,209
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                        5.38%    01/01/23        425         287,963
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                        5.38%    01/01/28        750         460,178
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                        5.50%    01/01/37      1,300         703,365
---------------------------------------------------------------------------------------------------------------------------------
   Lynchburg (City of) Industrial Development Authority (The Summit);
      Series 2002 A, Residential Care Facilities Mortgage IDR                        6.25%    01/01/28        500         341,705
---------------------------------------------------------------------------------------------------------------------------------
   Norfolk Redevelopment & Housing Authority (Fort Norfolk Retirement
      Community, Inc.-Harbor's Edge);
      Series 2004 A, First Mortgage RB                                               6.00%    01/01/25        500         344,850
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, First Mortgage RB                                               6.13%    01/01/35      1,100         670,153
---------------------------------------------------------------------------------------------------------------------------------
   Peninsula Ports Authority (Virginia Baptist Homes);
      Series 2003 A, Residential Care Facilities RB (b)(c)                           7.38%    12/01/13        500         601,805
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 C, Ref. Residential Care Facilities RB                             5.38%    12/01/26      1,000         643,370
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 C, Ref. Residential Care Facilities RB                             5.40%    12/01/33      1,000         571,350
---------------------------------------------------------------------------------------------------------------------------------
   Peninsula Town Center Community Development Authority,
      Series 2007, Special Obligations RB                                            6.35%    09/01/28      1,000         628,930
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligations RB                                            6.45%    09/01/37      1,000         598,660
=================================================================================================================================
                                                                                                                       10,138,762
=================================================================================================================================

WASHINGTON-0.84%

   Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
      Series 2007, RB                                                                6.50%    12/01/38      1,000         648,290
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Multi-Care Health
      System); Series 2007 B, RB (INS-Financial Security Assurance Inc.) (d)         5.00%    08/15/41      1,000         785,550
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority; Series 2007 C, RB
      (INS-Radian Asset Assurance, Inc.) (d)                                         5.50%    08/15/42      3,000       2,098,890
=================================================================================================================================
                                                                                                                        3,532,730
=================================================================================================================================

WEST VIRGINIA-1.46%

   Harrison County (County of) Commission (Charles Pointe No. 2);
      Series 2008 A, Ref. Tax Increment Allocation RB                                7.00%    06/01/35      1,500       1,049,580
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, Ref. Tax Increment Allocation RB                                7.00%    06/01/28      1,000         731,950
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

   West Virginia (State of) Hospital Finance Authority (Thomas Health System);
      Series 2008, RB                                                                6.50%    10/01/38   $  5,000    $  3,274,450
      Series 2008, RB                                                                6.75%    10/01/43      1,650       1,105,335
=================================================================================================================================
                                                                                                                        6,161,315
=================================================================================================================================

WISCONSIN-2.97%

   Milwaukee (City of) Redevelopment Authority (Academy of Learning);
      Series 2007 A, Education RB                                                    5.50%    08/01/22        300         215,892
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Education RB                                                    5.65%    08/01/37      1,540         930,530
---------------------------------------------------------------------------------------------------------------------------------
   Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education
      Consortium, Inc.); Series 2005 A, RB                                           5.75%    08/01/35      1,815       1,116,933
---------------------------------------------------------------------------------------------------------------------------------
   Waukesha (City of) Redevelopment Authority (Kirkland Crossings); Series
      2006, Ref. Senior Housing RB                                                   5.50%    07/01/31      1,460         851,034
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing
      Centers);
      Series 2008, RB                                                                7.15%    06/01/28      1,120         819,829
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB                                                                7.25%    06/01/38      1,000         698,650
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Beaver
      Dam Community Hospitals, Inc.);
      Series 2004 A, RB                                                              6.50%    08/15/26        250         165,375
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                              6.75%    08/15/34        950         603,924
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Community
      Memorial Hospital, Inc.); Series 2003, RB                                      7.13%    01/15/22        990         836,758
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Community
      Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB      6.88%    12/01/23        200         152,880
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority
      (Eastcastle Place, Inc.);
      Series 2004, RB                                                                6.00%    12/01/24        500         346,975
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, RB                                                                6.13%    12/01/34      1,000         618,830
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (New
      Castle Place); Series 2001 A, RB                                               7.00%    12/01/31        250         178,975
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Oakwood
      Village); Series 2000 A, RB (c)                                                7.63%    08/15/30      1,000       1,107,900
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Tomah
      Memorial Hospital, Inc.);
      Series 2003, RB                                                                6.00%    07/01/15        100          88,050
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, RB                                                                6.13%    07/01/16        150         127,316
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, RB                                                                6.63%    07/01/28        750         548,962
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority
      (Wisconsin Illinois Senior Housing, Inc.);
      Series 2006, Ref. RB                                                           5.50%    08/01/16      2,020       1,582,185
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. RB                                                           5.80%    08/01/29      2,400       1,517,520
=================================================================================================================================
                                                                                                                       12,508,518
=================================================================================================================================

WYOMING-0.09%

   Teton (County of) Hospital District (St. John's Medical Center); Series
      2002, RB                                                                       6.75%    12/01/22        500         392,245
=================================================================================================================================
TOTAL INVESTMENTS(f)-99.21%
   (Cost $599,039,334)                                                                                                417,291,108
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES-0.79%                                                                                     3,323,521
=================================================================================================================================
NET ASSETS-100.00%                                                                                                   $420,614,629
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Investment Abbreviations:

GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
INS  -- Insurer
MFH  -- Multi-Family Housing
PCR  -- Pollution Control Revenue Bonds
RB   -- Revenue Bonds
Ref. -- Refunding
Sr.  -- Senior

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2008 was $16,430,295, which represented 3.91% of the Fund's Net Assets.

(b) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e)  Security subject to the alternative minimum tax.

(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

AIM HIGH INCOME MUNICIPAL FUND

          The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                                  INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------------
Level 1                                                                   $         --
--------------------------------------------------------------------------------------
Level 2                                                                    417,291,108
--------------------------------------------------------------------------------------
Level 3                                                                             --
======================================================================================
                                                                          $417,291,108
======================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $128,825,762 and $113,223,489, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $      4,205,496
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (185,949,297)
======================================================================================
Net unrealized appreciation (depreciation) of investment securities   $   (181,743,801)
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $599,034,909.

                            AIM TAX-EXEMPT CASH FUND
           Quarterly Schedule of Portfolio Holdings December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com                   TEC-QTR-1 12/08      Invesco Aim Advisors, Inc.

AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-96.85%

ALABAMA-4.28%

   Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch
      Banking & Trust Co.) (a)(b)                                                    1.35%    07/01/15   $  2,040     $ 2,040,000
=================================================================================================================================

ALASKA-2.10%

   Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series
      1999 D, VRD RB (b)(c)(d)                                                       1.30%    06/01/49      1,000       1,000,000
=================================================================================================================================

COLORADO-1.68%

   Cornerstar Metropolitan District; Series 2007, VRD Special RB
      (LOC-Banco Bilbao Vizcaya Argentaria, S.A.) (a)(b)(e)                          1.25%    12/01/37        800         800,000
=================================================================================================================================

FLORIDA-6.33%

   Jacksonville (City of) Health Facilities Authority (University of
      Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                             0.85%    06/01/22      2,420       2,420,000
---------------------------------------------------------------------------------------------------------------------------------
   Seminole (County of) Industrial Development Authority (Florida Living
      Nursing Center, Inc.); Series 1991, VRD Health Facilities IDR
      (LOC-Bank of America, N.A.) (a)(b)                                             1.45%    02/01/11        600         600,000
=================================================================================================================================
                                                                                                                        3,020,000
=================================================================================================================================

GEORGIA-4.61%

   DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995,
      Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (b)                0.75%    06/15/25      1,000       1,000,000
---------------------------------------------------------------------------------------------------------------------------------
   Tallapoosa (City of) Development Authority (United States Can Co.);
      Series 1994, Ref. VRD IDR (LOC-Deutsche Bank AG) (a)(b)(e)                     1.30%    02/01/15      1,200       1,200,000
=================================================================================================================================
                                                                                                                        2,200,000
=================================================================================================================================

IDAHO-1.05%

   Custer (County of) Standard Oil Co.; Series 1983, VRD PCR (b)(e)                  3.00%    10/01/09        500         500,000
=================================================================================================================================

ILLINOIS-13.28%

   Illinois (State of) Development Finance Authority (Radiological
      Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan
      Chase Bank, N.A.) (a)(b)(c)                                                    1.15%    06/01/17        810         810,000
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Dominican
      University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC)
      (a)(b)(e)                                                                      0.80%    10/01/30      4,275       4,275,000
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Advocate Health Care Network);
      Series 2008 A-2, VRD RB (b)                                                    1.90%    11/01/30        250         250,000
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Loyola University of Chicago
      Financing Program); Series 2008, Commercial Paper RN (LOC-JPMorgan
      Chase Bank, N.A.) (a)                                                          1.50%    05/05/09        500         500,000
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Evanston Hospital
      Corp.); Series 1990 A, Commercial Paper RB                                     3.00%    01/23/09        500         500,000
=================================================================================================================================
                                                                                                                        6,335,000
=================================================================================================================================

INDIANA-8.73%

   Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD
      Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                 2.81%    04/01/36        770         770,000
---------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Development Finance Authority (Youth
      Opportunity Center, Inc.);
      Series 1998, VRD Educational Facilities RB (LOC-JPMorgan Chase
         Bank, N.A.) (a)(b)                                                          1.30%    01/01/24      1,300       1,300,000
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                    1.30%    01/01/29      1,300       1,300,000
---------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Health Facility Financing Authority (Stone Belt
      Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                         1.30%    02/01/25        795         795,000
=================================================================================================================================
                                                                                                                        4,165,000
=================================================================================================================================

IOWA-4.42%

   Iowa (State of) Finance Authority (YMCA of Greater Des Moines);
      Series 2000, VRD Economic Development RB (LOC-Wells Fargo Bank,
      N.A) (a)(b)                                                                    1.23%    06/01/10      2,110       2,110,000
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
KENTUCKY-8.91%

   Ewing (City of) (Kentucky Area Development Districts Financing
      Trust); Series 2000, VRD Lease Acquisition Program RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                               2.00%    06/01/33   $    800    $    800,000
---------------------------------------------------------------------------------------------------------------------------------
   Newport (City of) (Kentucky League of Cities Funding Trust); Series
      2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)                        1.35%    04/01/32      3,450       3,450,000
=================================================================================================================================
                                                                                                                        4,250,000
=================================================================================================================================

MARYLAND-1.47%

   Maryland (State of) Health & Higher Educational Facilities Authority
      (Annapolis Life Care, Inc.); Series 2007, VRD RB (LOC-RBS
      Citizens, N.A.) (a)(b)                                                         2.00%    07/01/40        700         700,000
=================================================================================================================================

MASSACHUSETTS-1.47%

   Massachusetts (Commonwealth of); Series 2008 C, Limited Tax GO RAN                4.00%    05/29/09        200         201,439
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (MassDevelopment
      CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto
      Dominion Bank) (a)(e)                                                          1.00%    04/01/09        500         500,000
=================================================================================================================================
                                                                                                                          701,439
=================================================================================================================================

MICHIGAN-1.76%

   Wachovia MERLOTs (Detroit (City of); Series 2000 D, Sr. Lien VRD
      Water Supply System RB (b)(c)(d)                                               1.30%    07/01/29        840         840,000
=================================================================================================================================

MINNESOTA-0.42%

   Minnesota (State of) Rural Water Finance Authority; Series 2008,
      Public Construction RN                                                         2.75%    06/01/09        200         200,569
=================================================================================================================================

NORTH CAROLINA-2.29%

   North Carolina (State of) Medical Care Commission (Depaul Community
      Facilities, Inc.); Series 1999, First Mortgage Health Care
      Facilities RB (f)(g)                                                           7.63%    11/01/09        420         444,179
---------------------------------------------------------------------------------------------------------------------------------
   University of North Carolina at Chapel Hill Board of Governors;
      Series 2006 A, Commercial Paper Bonds                                          0.70%    03/06/09        650         650,000
=================================================================================================================================
                                                                                                                        1,094,179
=================================================================================================================================

NORTH DAKOTA-4.19%

   Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial
      Development RB (LOC-U.S. Bank N.A.) (a)(b)                                     1.45%    12/01/14      2,000       2,000,000
=================================================================================================================================

OKLAHOMA-1.14%

   Oklahoma (State of) Development Finance Authority (St. John Health
      System); Series 1999, Ref. RB (f)(g)                                           6.00%    02/15/09        300         304,442
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Water Resources Board; Series 1997, VRD State
      Loan Program RB (b)                                                            1.65%    09/01/26        240         240,000
=================================================================================================================================
                                                                                                                          544,442
=================================================================================================================================

PENNSYLVANIA-10.25%

   Moon (Township of) Industrial Development Authority (Providence
      Point); Series 2007, VRD First Mortgage RB (LOC-HBOS PLC)
      (a)(b)(e)                                                                      1.75%    07/01/38      4,165       4,165,000
---------------------------------------------------------------------------------------------------------------------------------
   New Castle Area School District; Series 2003 B, Unlimited Tax GO
      (f)(g)                                                                         4.75%    03/01/09        285         286,391
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of
      Pennsylvania Financing Program - Susquehanna University); Series
      2001 H9, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(e)                         2.13%    05/01/31        440         440,000
=================================================================================================================================
                                                                                                                        4,891,391
=================================================================================================================================

SOUTH CAROLINA-0.84%

   Charleston (County of) School District; Series 2008, Unlimited Tax
      GO                                                                             4.00%    03/01/09        400         400,999
=================================================================================================================================

TENNESSEE-3.67%

   Hawkins (County of) Industrial Development Board (Leggett & Platt
      Inc.); Series 1988 B, Ref. VRD IDR (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                         1.75%    10/01/27      1,750       1,750,000
=================================================================================================================================

TEXAS-1.98%

   Highland Park (City of) Independent School District; Series 1999,
      School Building Unlimited Tax GO (f)(g)                                        5.75%    02/15/09        200         200,971
---------------------------------------------------------------------------------------------------------------------------------
   Hockley (County of) Industrial Development Corp. (Amoco Corp.);
      Series 1985, VRD PCR (b)(e)                                                    2.70%    11/01/19        240         240,000
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)        VALUE
--------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

   Texas (State of); Series 2008, TRAN                                               3.00%    08/28/09   $    500    $    504,413
=================================================================================================================================
                                                                                                                          945,384
=================================================================================================================================

VERMONT-0.63%

   Vermont (State of) Educational & Health Buildings Financing Agency
      (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC-Toronto
      Dominion Bank) (a)(b)(e)                                                       1.80%    01/01/22        300         300,000
=================================================================================================================================

WASHINGTON-1.73%

   Seattle (Port of) Industrial Development Corp. (Sysco Food Services
      of Seattle, Inc.); Series 1994, Ref. VRD RB (b)                                0.90%    11/01/25        825         825,000
=================================================================================================================================

WISCONSIN-2.07%

   Madison (City of) Community Development Authority (Hamilton Point
      Apartments); Series 1997 A, Ref. VRD MFH RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)(c)                                                          1.30%    10/01/22        785         785,000
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of); Series 1999 A, Unlimited Tax GO (f)(g)                      5.00%    05/01/09        200         201,908
=================================================================================================================================
                                                                                                                          986,908
=================================================================================================================================

WYOMING-7.55%

   Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR
      (LOC-Barclays Bank PLC) (a)(b)(e)                                              0.80%    01/01/18      3,600       3,600,000
=================================================================================================================================
TOTAL INVESTMENTS-96.85% (Cost $46,200,311)(h)(i)                                                                      46,200,311
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES-3.15%                                                                                     1,503,903
=================================================================================================================================
NET ASSETS-100.00%                                                                                                   $ 47,704,214
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
GO     -- General Obligation Bonds
IDR    -- Industrial Development Revenue Bonds
LOC    -- Letter of Credit
MERLOT -- Municipal Exempt Receipts Liquidity Option Tender
MFH    -- Multi-Family Housing
PCR    -- Pollution Control Revenue Bonds
RAN    -- Revenue Anticipation Notes
RB     -- Revenue Bonds
Ref.   -- Refunding
RN     -- Revenue Notes
Sr.    -- Senior
TRAN   -- Tax and Revenue Anticipation Notes
VRD    -- Variable Rate Demand
Wts.   -- Warrants

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2008.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2008 was $3,435,000, which represented 7.20% of the Fund's Net Assets.

(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 17.8%; Ireland: 9.9%; other countries less than 5% each:
     5.9%.

(f)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                                                    Percentage
--------------------------------------------------------------------------------------
JP Morgan Chase Bank, N.A.                                                    13.12%
--------------------------------------------------------------------------------------
U.S. Bank, N.A.                                                               11.43
--------------------------------------------------------------------------------------
Allied Irish Bank, N.A.                                                        9.88
--------------------------------------------------------------------------------------
HBOS PLC                                                                       8.73
--------------------------------------------------------------------------------------
Barclays Bank PLC                                                              7.55
--------------------------------------------------------------------------------------
Bank of America, N.A.                                                          6.33
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.                                                            5.35
--------------------------------------------------------------------------------------

(i)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

AIM TAX-EXEMPT CASH FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                                  INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------------
Level 1                                                               $        --
--------------------------------------------------------------------------------------
Level 2                                                                46,200,311
--------------------------------------------------------------------------------------
Level 3                                                                        --
======================================================================================
                                                                      $46,200,311
======================================================================================

                         AIM TAX-FREE INTERMEDIATE FUND
           Quarterly Schedule of Portfolio Holdings December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              TFI-QTR-1 12/08           Invesco Aim Advisors, Inc.

AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.77%

ALABAMA-1.67%

   Birmingham (City of); Series 2001 B, Ref. Unlimited Tax GO Wts.
      (INS-Financial Security Assurance Inc.) (a)                                    5.25%    07/01/10   $  1,950    $  2,042,332
---------------------------------------------------------------------------------------------------------------------------------
   Jefferson (County of); Series 2000, School RB Wts. (INS-Financial
      Security Assurance Inc.) (a)                                                   5.05%    02/15/09      1,000         999,970
---------------------------------------------------------------------------------------------------------------------------------
   Mobile (City of) Industrial Development Board (Alabama Power Co.);
      Series 2007 C, Pollution Control IDR (b)                                       5.00%    03/19/15      2,150       2,132,886
=================================================================================================================================
                                                                                                                        5,175,188
=================================================================================================================================

ALASKA-0.36%

   North Slope (Borough of); Series 2008 A, Ref. VRD Unlimited Tax GO                5.50%    06/30/19      1,000       1,113,810
=================================================================================================================================

ARIZONA-3.20%

   Nanotechnology Research LLC (Arizona State University); Series 2004 A,
      VRD RB (INS-MBIA Insurance Corp.) (a)(c)(d)                                    6.00%    03/01/34      6,000       6,000,000
---------------------------------------------------------------------------------------------------------------------------------
   Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref.
      Wastewater System Jr. Lien RB (INS-Financial Guaranty Insurance
      Co.) (a)                                                                       5.25%    07/01/11      3,000       3,199,890
---------------------------------------------------------------------------------------------------------------------------------
   Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal
      Facilities RB (INS-XL Capital Assurance Inc.) (a)                              5.00%    07/01/24        750         726,427
=================================================================================================================================
                                                                                                                        9,926,317
=================================================================================================================================

ARKANSAS-0.91%
   Bentonville (City of); Series 2007, Sales & Use Tax RB (INS-Ambac
      Assurance Corp.) (a)                                                           4.38%    11/01/25      1,000         885,690
---------------------------------------------------------------------------------------------------------------------------------
   Independence (County of) (Entergy  Mississippi, Inc.); Series 1999,
      Pollution Control RB (INS-Ambac Assurance Corp.) (a)                           4.90%    07/01/22      1,000         907,670
---------------------------------------------------------------------------------------------------------------------------------
   Little Rock (City of) School District; Series 2001 C, Limited Tax GO
      (INS-Financial Security Assurance Inc.) (a)                                    5.00%    02/01/10      1,000       1,030,490
=================================================================================================================================
                                                                                                                        2,823,850
=================================================================================================================================

CALIFORNIA-5.80%

   California (State of) Health Facilities Financing Authority (Southern
      California Presbyterian Homes); Series 1998, VRD RB (INS-MBIA
      Insurance Corp.) (a)(c)(d)                                                     7.50%    12/01/28      7,500       7,500,000
---------------------------------------------------------------------------------------------------------------------------------
   California Statewide Communities Development Authority (Enloe
      Medical Center);
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB (INS-Cal-Mortgage) (a)                                       5.00%    08/15/17        385         386,582
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB (INS-Cal-Mortgage) (a)                                       5.25%    08/15/19        325         323,414
---------------------------------------------------------------------------------------------------------------------------------
   California Statewide Communities Development Authority (Henry Mayo
      Newhall Memorial) Series 2007 B, RB (INS-Ambac Assurance Corp.) (a)            5.05%    10/01/28      1,500       1,186,275
---------------------------------------------------------------------------------------------------------------------------------
   California Statewide Communities Development Authority; Series 2006 A,
      Ref. Pollution Control RB (INS-XL Capital Assurance Inc.) (a)(b)               4.10%    04/01/13      1,175       1,100,270
---------------------------------------------------------------------------------------------------------------------------------
   Los Angeles (City of) Department of Airports (Los Angeles
      International Airport); Series 2008 C, RB                                      5.00%    05/15/28      1,000         872,910
---------------------------------------------------------------------------------------------------------------------------------
   Madera (City of) Irrigation District; Series 2008, Ref. RB                        5.00%    01/01/23      1,250       1,141,288
---------------------------------------------------------------------------------------------------------------------------------
   Monrovia (City of) Financing Authority (Library); Series 2007, Lease
      RB (INS-Ambac Assurance Corp.) (a)                                             4.63%    12/01/32      1,000         822,150
---------------------------------------------------------------------------------------------------------------------------------
   Rancho Mirage (City of) Joint Powers Financing  Authority (Eisenhower
      Medical Center); Series 2007 A, RB                                             5.00%    07/01/21      1,000         857,370
---------------------------------------------------------------------------------------------------------------------------------
   Redlands (City of) Unified School District (Election of 2008); Series
      2008, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)             5.00%    07/01/25      1,000         938,460
---------------------------------------------------------------------------------------------------------------------------------
   Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax
      Revenue COP (INS-MBIA Insurance Corp.) (a)                                     4.38%    01/01/24      1,000         858,410
---------------------------------------------------------------------------------------------------------------------------------
   West Contra Costa Unified School District; Series 2005 B, Unlimited
      Tax GO                                                                         6.00%    08/01/27      1,000       1,001,060
---------------------------------------------------------------------------------------------------------------------------------
   West Sacramento (City of) Area Flood Control Agency; Series 2008,
      Special Assessment RB                                                          5.13%    09/01/23      1,075       1,022,164
=================================================================================================================================
                                                                                                                       18,010,353
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLORADO-4.57%

   Arapahoe (County of) East Cherry Creek Valley Water & Sanitation
      District; Series 2004, VRD RB (INS-MBIA Insurance Corp.) (a)(c)(d)             8.00%    11/15/34   $  7,500    $  7,500,000
---------------------------------------------------------------------------------------------------------------------------------
   Aurora (City of) (The Children's Hospital); Series 2004 D, RB
      (INS-Financial Security Assurance Inc.) (a)                                    5.00%    12/01/20      1,000       1,000,730
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Charter School Classical); Series 2008 A, RB                                  6.75%    12/01/23      1,000         902,630
---------------------------------------------------------------------------------------------------------------------------------
   Northwest Parkway Public Highway Authority; Sr. Series 2001 A, RB (e)             5.00%    06/15/11      1,000       1,071,380
---------------------------------------------------------------------------------------------------------------------------------
   Public Authority for Colorado Energy;
      Series 2008, Natural Gas RB                                                    6.13%    11/15/23      1,000         838,370
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Natural Gas RB                                                    6.25%    11/15/28      2,000       1,613,800
---------------------------------------------------------------------------------------------------------------------------------
   University of Colorado Hospital Authority; Series 1997 A, Ref. RB
      (INS-Ambac Assurance Corp.) (a)                                                5.25%    11/15/22      1,470       1,277,415
=================================================================================================================================
                                                                                                                       14,204,325
=================================================================================================================================

CONNECTICUT-0.64%

   Connecticut (State of) Resources Recovery Authority (Bridgeport Resco
      Co. L.P.) Series 1999, Ref. RB (INS-MBIA Insurance Corp.) (a)(c)(d)            5.13%    01/01/09      1,000       1,000,000
---------------------------------------------------------------------------------------------------------------------------------
   New Haven (City of) Solid Waste Authority; Series 2008, RB                        5.13%    06/01/23      1,000         972,660
=================================================================================================================================
                                                                                                                        1,972,660
=================================================================================================================================

DISTRICT OF COLUMBIA-1.92%

  District of Columbia (Georgetown University); Series 2001 C, RB (b)                5.25%    04/01/23      2,000       1,892,200
---------------------------------------------------------------------------------------------------------------------------------
  District of Columbia;
      Series 1993 B-1, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)         5.50%    06/01/09      1,250       1,268,963
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999 B, Ref. Unlimited Tax GO (INS-Financial Security
         Assurance Inc.) (a)                                                         5.50%    06/01/10      1,000       1,041,080
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Unlimited Tax GO (INS-Financial Security Assurance
         Inc.) (a)                                                                   5.50%    06/01/13      1,705       1,748,136
=================================================================================================================================
                                                                                                                        5,950,379
=================================================================================================================================

FLORIDA-3.59%

   Citizens Property Insurance Corp.; Series 2008 A-1, Sr. Sec. High Risk
      RB                                                                             5.00%    06/01/11      2,100       2,111,697
---------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Board of Education; Series 2000 B, Lottery RB
      (INS-Financial Guaranty Insurance Co.) (a)                                     5.75%    07/01/10      1,000       1,045,330
---------------------------------------------------------------------------------------------------------------------------------
   Florida Hurricane Catastrophe Fund; Series 2008 A, RB                             5.00%    07/01/13      1,000       1,004,770
---------------------------------------------------------------------------------------------------------------------------------
   Hillsborough (County of) Industrial Development Authority (Tampa
      Electric); Series 2007 B, Pollution Control IDR (b)                            5.15%    09/01/13        500         480,995
---------------------------------------------------------------------------------------------------------------------------------
   Miami-Dade (County of) Health  Facilities  Authority (The Children's
      Hospital); Series 1994, RB (INS-MBIA Insurance Corp.) (a)(b)                   4.55%    08/01/13        250         253,078
---------------------------------------------------------------------------------------------------------------------------------
   Miami-Dade (County of) Water & Sewer System;
      Series 2008 C, RB (INS-Berkshire Hathaway Assurance Corp.) (a)                 5.00%    10/01/24      1,500       1,491,810
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 C, RB (INS-Berkshire Hathaway Assurance Corp.) (a)                 5.13%    10/01/25      1,500       1,495,710
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 C, RB (INS-Berkshire Hathaway Assurance Corp.) (a)                 5.50%    10/01/20      1,500       1,603,665
---------------------------------------------------------------------------------------------------------------------------------
   Port St. Lucie (City of); Series 2008, Ref. Master Lease/Municipal
      Complex COP (INS-Assured Guaranty Corp.) (a)                                   6.25%    09/01/27        500         511,215
---------------------------------------------------------------------------------------------------------------------------------
   Village Center Community  Development District;  Series 1998 A, Ref.
      Recreational RB (INS-MBIA Insurance Corp.) (a)                                 5.50%    11/01/10      1,105       1,150,117
=================================================================================================================================
                                                                                                                       11,148,387
=================================================================================================================================

GEORGIA-4.11%

   Burke (County of) Development Authority (Georgia Power Co.); Series
      1995, Pollution Control RB (b)                                                 3.75%    10/01/12      4,000       3,935,040
---------------------------------------------------------------------------------------------------------------------------------
   Dalton (City of); Series 1999, Combined Utilities RB (INS-Financial
      Security Assurance Inc.) (a)                                                   5.75%    01/01/10      1,015       1,057,681
---------------------------------------------------------------------------------------------------------------------------------
   Georgia (State of);
      Series 1992 B, Unlimited Tax GO                                                6.30%    03/01/09      1,425       1,437,027
---------------------------------------------------------------------------------------------------------------------------------
      Series 1992 B, Unlimited Tax GO                                                6.30%    03/01/10      1,000       1,058,550
---------------------------------------------------------------------------------------------------------------------------------
   Glynn-Brunswick Memorial Hospital Authority;
      Series 2008 A, RAC                                                             5.00%    08/01/20      1,000         879,110
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RAC                                                             5.25%    08/01/23      1,000         856,870
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

   South Regional Joint Development Authority (Valdosta  State University);
      Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (a)           5.00%    08/01/20   $  1,385    $  1,423,586
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (a)           5.00%    08/01/21      1,490       1,511,650
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (a)           5.00%    08/01/22        605         607,607
=================================================================================================================================
                                                                                                                       12,767,121
=================================================================================================================================

HAWAII-0.34%

   Hawaii (State of); Series 1993 CA, Unlimited Tax GO (e)                           5.75%    01/01/10      1,000       1,047,710
=================================================================================================================================
IDAHO-1.53%

   Caldwell (City of) Urban Renewal Agency; Series 2008, Tax Allocation
      RB                                                                             4.00%    09/01/19      1,205       1,107,877
---------------------------------------------------------------------------------------------------------------------------------
   Idaho (State of) Health Facilities Authority (Trinity Health Group);
      Series 2008 B, RB                                                              5.63%    12/01/19      1,000         985,150
---------------------------------------------------------------------------------------------------------------------------------
   Idaho (State of) Housing & Finance Association; Series 2008 D, Class
      III, Single Family Mortgage RB (INS-Financial Security Assurance
      Inc.) (a)                                                                      5.35%    01/01/29      1,000         893,500
---------------------------------------------------------------------------------------------------------------------------------
   University of Idaho; Series 2007 B, RB (INS-Financial Security
      Assurance Inc.) (a)(b)                                                         4.50%    04/01/18      1,750       1,771,018
=================================================================================================================================
                                                                                                                        4,757,545
=================================================================================================================================

ILLINOIS-4.16%

   Chicago (City of) Transit Authority (Federal Transit  Administration
      Section 5309); Series A, RB (INS-Assured Guaranty Ltd.) (a)                    5.25%    06/01/23      2,500       2,423,750
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Children's Memorial Hospital);
      Series 2008 A, RB (INS-Assured Guaranty Ltd.) (a)                              5.25%    08/15/33      1,000         829,890
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Resurrection Health Care);
      Series 1999 A, RB (INS-Financial Security Assurance Inc.) (a)                  5.00%    05/15/17      2,000       2,021,660
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of); First Series 2001, Ref. Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)                                    5.25%    10/01/11      1,790       1,923,749
---------------------------------------------------------------------------------------------------------------------------------
   Kane & De Kalb (Counties of) Community  Unit School District No. 302;
      Series 2008, Unlimited Tax GO (INS-Financial Security Assurance
      Inc.) (a)                                                                      5.50%    02/01/28      1,500       1,503,420
---------------------------------------------------------------------------------------------------------------------------------
   Kendall-Grundy, Kane & Will (Counties of) High School District No. 18;
      Series 2007 A, Ref. Unlimited Tax GO (INS-Financial Guaranty
      Insurance Co.) (a)                                                             4.38%    10/01/21      1,000         959,790
---------------------------------------------------------------------------------------------------------------------------------
   Madison & Saint Clair (Counties of) School District No. 10
      (Collinsville School Building); Series 2001, Unlimited Tax GO
      (INS-Financial Guaranty Insurance Co.) (a)                                     5.00%    02/01/11      1,150       1,202,394
---------------------------------------------------------------------------------------------------------------------------------
   McHenry (County of) Community School District No. 47 (Crystal Lake);
      Series 1999, Unlimited  Tax GO (INS-Financial Security  Assurance
      Inc.) (a)                                                                      5.13%    02/01/10        610         611,549
---------------------------------------------------------------------------------------------------------------------------------
   Northern Municipal Power Agency (Prairie St. Power Project); Series
      2007 A, RB (INS-MBIA Insurance Corp.) (a)                                      5.00%    01/01/19      1,000       1,013,720
---------------------------------------------------------------------------------------------------------------------------------
   Will Grundy Etc. (Counties of) Community College District No. 525
      (Joliet Jr. College); Series 2008, Unlimited Tax GO                            5.75%    06/01/27        410         424,440
=================================================================================================================================
                                                                                                                       12,914,362
=================================================================================================================================

INDIANA-1.92%

   Monroe (County of) Community 1996 School Building  Corp.; Series 2009,
      First Mortgage RB (INS-Financial Security Assurance Inc.) (a)                  5.13%    01/15/24      2,285       2,296,539
---------------------------------------------------------------------------------------------------------------------------------
   Portage (City of) Redevelopment District; Series 2008, Ref. Tax
      Increment Allocation RB (INS-CIFG Guaranty, Ltd.) (a)                          5.00%    01/15/22      2,470       2,163,202
---------------------------------------------------------------------------------------------------------------------------------
   Zionsville (City of) Community Schools Building Corp.; Series 2002,
      First Mortgage RB (e)                                                          5.00%    07/15/11      1,420       1,501,863
=================================================================================================================================
                                                                                                                        5,961,604
=================================================================================================================================

KANSAS-1.21%

   Johnson (County of) Water District No. 1; Series 2001, Water RB                   5.00%    06/01/11      1,770       1,893,493
---------------------------------------------------------------------------------------------------------------------------------
   Wyandotte (County of), School District No. 500; Series 2001, Unlimited
      Tax GO (INS-Financial Security Assurance Inc.) (a)                             5.50%    09/01/11      1,750       1,875,020
=================================================================================================================================
                                                                                                                        3,768,513
=================================================================================================================================

KENTUCKY-1.53%

   Christian (County of) (Jennie Stuart Medical Center); Series 2006, RB
      (INS-Assured Guaranty Corp.) (a)                                               5.25%    02/01/28      2,500       2,350,725
---------------------------------------------------------------------------------------------------------------------------------
   Kentucky (State of) Economic  Development Finance Authority (Catholic
      Health Initiatives); Series 2004 D, RB (b)                                     3.50%    11/10/10      1,000         988,710
---------------------------------------------------------------------------------------------------------------------------------
   Kentucky (State of) Economic Development Finance Authority (Louisville
      Arena Project); Sub. Series 2008 A-1, RB (INS-Assured Guaranty
      Corp.) (a)                                                                     5.75%    12/01/28        500         489,535
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

   Louisville & Jefferson (County of) Metropolitan Government (Jewish
      Hospital & St. Mary's Healthcare) Series 2008, RB                              6.00%    02/01/22   $  1,000    $    925,320
=================================================================================================================================
                                                                                                                        4,754,290
=================================================================================================================================

LOUISIANA-3.04%

   Louisiana (State of) Energy & Power Authority; Series 2000, Ref. Power
      Project RB (INS-Financial Security Assurance Inc.) (a)                         5.75%    01/01/11      2,500       2,633,075
---------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Baton Rouge General
      Medical Center); Series 2004, RB (INS-MBIA Insurance Corp.) (a)                5.00%    07/01/14      1,000       1,052,840
---------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Black & Gold
      Facilities Project); Series 2007 A, RB (INS-CIFG Guaranty, Ltd.) (a)           5.00%    07/01/22        500         391,840
---------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Christus Health);
      Series 2008 B, Ref. RB (INS-Assured Guaranty Corp.) (a)                        5.75%    07/01/18      1,000       1,012,380
---------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Hurricane Recovery
      Program); Series 2007, RB (INS-Ambac Assurance Corp.) (a)                      5.00%    06/01/18      1,000       1,053,210
---------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Nineteenth Judicial
      District Court); Series 2007, RB (INS-Financial Guaranty Insurance
      Co.) (a)                                                                       4.50%    06/01/21      1,000         922,170
---------------------------------------------------------------------------------------------------------------------------------
   Monroe (City of) (Economic Development Garret Rd.);
      Series 2008, Ref. Sales Tax Increment RB (INS-Assured Guaranty
         Corp.) (a)                                                                  5.25%    03/01/22      1,300       1,340,950
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Ref. Sales Tax Increment RB (INS-Assured Guaranty
         Corp.) (a)                                                                  5.38%    03/01/24      1,000       1,028,930
=================================================================================================================================
                                                                                                                        9,435,395
=================================================================================================================================

MAINE-0.85%

   Lewiston (City of);
      Series 2008 B, Unlimited Tax GO (INS-Financial Security Assurance
         Inc.) (a)                                                                   5.00%    12/15/19        750         775,298
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, Unlimited Tax GO (INS-Financial Security Assurance
         Inc.) (a)                                                                   5.00%    12/15/20        870         884,799
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, Unlimited Tax GO (INS-Financial Security Assurance
         Inc.) (a)                                                                   5.50%    12/15/23        950         988,997
=================================================================================================================================
                                                                                                                        2,649,094
=================================================================================================================================

MARYLAND-1.82%

   Maryland (State of) Health & Higher Educational Facilities
      Authority (Lifebridge Health);
      Series 2008, RB                                                                5.00%    07/01/18      1,000         954,640
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (INS-Assured Guaranty Corp.) (a)                               5.00%    07/01/20      1,000         960,170
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (INS-Assured Guaranty Corp.) (a)                               5.00%    07/01/22      1,005         914,027
---------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher  Educational Facilities
      Authority (The Johns Hopkins Hospital);
      Series 2008, Health System RB (b)                                              5.00%    05/15/13      1,000       1,037,560
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Health System RB (b)                                              5.00%    05/15/15        500         515,055
---------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities
      Authority (University of Maryland Medical System);
      Series 2008 F, Health System RB                                                5.00%    07/01/17        500         483,510
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 F, Health System RB                                                4.50%    07/01/20        500         432,570
---------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Washington County Hospital); Series 2008, RB                                  5.00%    01/01/20        500         360,020
=================================================================================================================================
                                                                                                                        5,657,552
=================================================================================================================================

MASSACHUSETTS-2.49%

   Massachusetts (State of);
      Series 2000 A, Construction Loan Limited Tax GO                                5.75%    02/01/09      5,000       5,016,750
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 D, Construction Loan Limited Tax GO (b)(e)                         5.25%    11/01/11      2,500       2,705,125
=================================================================================================================================
                                                                                                                        7,721,875
=================================================================================================================================

MICHIGAN-2.07%

   Hartland (City of) Consolidated School District; Series 2001, Ref.
      Unlimited Tax GO (CEP-Michigan School Bond Loan Fund)                          5.50%    05/01/11      1,000       1,074,190
---------------------------------------------------------------------------------------------------------------------------------
   Kent (County of) (Kent County International Airport); Series 1999,
      Ref. Airport Facilities RB                                                     5.00%    01/01/25        500         489,230
---------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Hospital Finance Authority (McLaren Health Care);
      Series 2008, RB                                                                5.25%    05/15/18      1,100       1,054,152
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

   Michigan (State of) Strategic Fund (Detroit  Edison Co.); Series 1995
      CC, Ref. Limited Obligation RB (INS-Ambac Assurance Corp.) (a)(b)              4.85%    09/01/11   $  2,075    $  1,962,224
---------------------------------------------------------------------------------------------------------------------------------
   Taylor (City of); Series 2001, COP (INS-Ambac Assurance Corp.) (a)                5.00%    02/01/11        495         523,502
   Troy (City of) Downtown Development Authority; Series 2001, Ref. &
      Development Tax Allocation RB (INS-MBIA Insurance Corp.) (a)                   5.00%    11/01/10      1,265       1,332,437
=================================================================================================================================
                                                                                                                        6,435,735
=================================================================================================================================

MINNESOTA-0.85%

   Western Minnesota Municipal Power Agency;
      Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (a)                         5.50%    01/01/10      1,245       1,290,069
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (a)                         5.50%    01/01/11      1,300       1,357,850
=================================================================================================================================
                                                                                                                        2,647,919
=================================================================================================================================

MISSISSIPPI-0.96%

   Mississippi (State of) Development Bank (Lowndes County Industrial
      Development); Series 2007, Special Obligation IDR (INS-Financial
      Security Assurance Inc.) (a)                                                   5.00%    07/01/19      1,160       1,230,771
---------------------------------------------------------------------------------------------------------------------------------
   Rankin (County of) School District; Series 2001, Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)                                    5.00%    10/01/11      1,625       1,746,924
=================================================================================================================================
                                                                                                                        2,977,695
=================================================================================================================================

MISSOURI-1.82%

   Cass (County of); Series 2007, Hospital RB                                        5.00%    05/01/17        500         345,045
---------------------------------------------------------------------------------------------------------------------------------
   Kansas City (City of); Series 2008 A, Ref. General Improvement Airport
      RB                                                                             4.00%    09/01/14      1,000       1,008,020
---------------------------------------------------------------------------------------------------------------------------------
   Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax
      GO                                                                             5.00%    03/01/25      1,250       1,270,838
---------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Health & Educational Facilities Authority (Webster
      University); Series 2001, Educational Facilities RB (INS-MBIA
      Insurance Corp.) (a)                                                           5.00%    04/01/11      1,075       1,102,810
---------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Housing Development  Commission; Series 2008 B2,
      Single Family Mortgage RB (CEP-GNMA/FNMA/FHLMC)                                5.10%    03/01/28        500         433,005
---------------------------------------------------------------------------------------------------------------------------------
   St. Louis (City of) Municipal Finance Corp. (Convention Center Capital
      Improvement); Series 2008, Leasehold RB (INS-Assured Guaranty Ltd.)
      (a)                                                                            5.00%    07/15/21      1,500       1,491,705
=================================================================================================================================
                                                                                                                        5,651,423
=================================================================================================================================

MONTANA-0.59%

   Montana (State of) Facility Finance Authority (Glendive Medical
      Center);
      Series 2008 A, Master Loan Program RB                                          4.63%    07/01/18      1,010         987,618
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Master Loan Program RB                                          4.75%    07/01/28      1,000         848,500
=================================================================================================================================
                                                                                                                        1,836,118
=================================================================================================================================

NEBRASKA-0.46%

   Douglas (County of) School District No. 10 (Elkhorn Public Schools);
      Series 2009, Unlimited Tax GO                                                  5.45%    06/15/22        500         505,890
---------------------------------------------------------------------------------------------------------------------------------
   Nebraska (State of) Elementary & Secondary School Finance Authority
      (Boys Town); Series 2008, Educational Facilities RB                            4.75%    09/01/28      1,000         920,080
=================================================================================================================================
                                                                                                                        1,425,970
=================================================================================================================================

NEVADA-0.91%

   Nevada (State of); Series 1999 A, Capital Improvement & Cultural
      Affairs Limited Tax GO                                                         5.00%    02/01/10      1,500       1,518,630
---------------------------------------------------------------------------------------------------------------------------------
   Reno (City of) (Washoe Medical Center); Series 2005 A, RB
      (INS-Financial Security Assurance Inc.) (a)                                    5.25%    06/01/17      1,300       1,305,187
=================================================================================================================================
                                                                                                                        2,823,817
=================================================================================================================================

NEW HAMPSHIRE-0.22%

   New Hampshire (State of) Housing Financing Authority;
      Series 2008 E, Single Family Mortgage RB                                       5.05%    07/01/23        500         460,780
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 E, Single Family Mortgage RB                                       5.30%    07/01/28        250         233,360
=================================================================================================================================
                                                                                                                          694,140
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY-2.65%

   New Jersey (State of) Transportation Trust Fund Authority;
      Series 1999 A, Transportation System RB (e)                                    5.50%    06/15/10   $  7,060    $  7,494,614
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999 A, Transportation System RB                                        5.50%    06/15/10        720         750,175
=================================================================================================================================
                                                                                                                        8,244,789
=================================================================================================================================

NEW YORK-0.72%

   New York (State of) Dormitory Authority (Frances Schervier Obligated
      Group); Series 1997, RB (INS-Financial Security Assurance Inc.) (a)            5.50%    07/01/10      1,205       1,236,077
---------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Dormitory Authority (School District Building
      Financing); Series 2008 D, RB (INS-Assured Guaranty Ltd.) (a)                  5.75%    10/01/24      1,000       1,016,290
=================================================================================================================================
                                                                                                                        2,252,367
=================================================================================================================================

NORTH CAROLINA-3.04%

   Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare);
      Series 2007 A, Ref. Health Care System RB                                      5.00%    01/15/19      1,000         999,200
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Ref. Health Care System RB                                      4.63%    01/15/26      1,000         842,380
---------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Eastern Municipal Power Agency; Series 2008
      C, Power System RB (INS-Assured Guaranty Ltd.) (a)                             6.00%    01/01/19        250         256,797
---------------------------------------------------------------------------------------------------------------------------------
   North  Carolina (State of); Series 1999 A, Public Improvements
      Unlimited Tax GO (b)(e)                                                        5.25%    03/01/09      5,000       5,058,800
---------------------------------------------------------------------------------------------------------------------------------
   Oak Island (Town of) (Waste Water Project);
      Series 2008 A, Enterprise System RB (INS-MBIA Insurance Corp.) (a)             5.00%    06/01/20      1,065       1,096,354
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Enterprise System RB (INS-MBIA Insurance Corp.) (a)             5.00%    06/01/23      1,210       1,198,916
=================================================================================================================================
                                                                                                                        9,452,447
=================================================================================================================================

NORTH DAKOTA-0.55%

   Burleigh (County of), (Medcenter One, Inc.); Series 1999, Ref. Health
      Care RB (INS-MBIA Insurance Corp.) (a)                                         5.25%    05/01/09      1,695       1,712,001
=================================================================================================================================

OHIO-0.15%

   Buckeye (City of) Tobacco Settlement Financing Authority; Series 2007
      A-2, Sr. Asset-Backed RB                                                       5.38%    06/01/24        675         472,028
=================================================================================================================================

OKLAHOMA-2.31%

   Grand River Dam Authority; Series 1993, Ref. RB (INS-Ambac Assurance
      Corp.) (a)                                                                     5.50%    06/01/09      2,000       2,029,260
---------------------------------------------------------------------------------------------------------------------------------
   Mustang (City of) Improvement Authority; Series 1999, Utility RB
      (INS-Financial Security Assurance Inc.) (a)                                    5.25%    10/01/09        275         280,635
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge &
      Gardens at Reding Apartments); Series 2000, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (c)(d)                             1.15%    07/15/30      2,950       2,950,000
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Industries Authority (Oklahoma Medical Research
      Foundation); Series 2008, RB                                                   5.50%    07/01/29      1,250       1,065,387
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Municipal Power Authority;
      Series 2008 A, Power Supply System RB                                          5.25%    01/01/18        300         317,616
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Power Supply System RB                                          5.38%    01/01/19        250         262,253
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Power Supply System RB                                          5.88%    01/01/28        250         255,685
=================================================================================================================================
                                                                                                                        7,160,836
=================================================================================================================================

PENNSYLVANIA-3.52%

   Harrisburg (City of) Authority (Harrisburg University of Science);
      Series 2007 A, University RB                                                   5.40%    09/01/16        450         381,438
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Higher Educational Facilities Authority
      (University of Pennsylvania Health System); Series 2008 B, RB                  5.00%    08/15/13      1,000       1,021,810
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Higher Educational Facilities Authority;
      Series 2008, Ref. RB                                                           4.38%    06/15/23      1,250       1,179,637
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Turnpike Commission; Series 2008 C, RB
      (INS-Assured Guaranty Ltd.) (a)                                                6.00%    06/01/23        500         537,895
---------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of);
      Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)                  5.75%    07/15/17      1,000       1,071,780
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)                  6.00%    07/15/18      1,000       1,071,120
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)                  6.25%    07/15/23      2,000       2,081,400
---------------------------------------------------------------------------------------------------------------------------------
   Reading (City of); Series  2008, Unlimited Tax GO (INS-Financial
      Security Assurance Inc.) (a)                                                   5.63%    11/01/23      1,500       1,491,675
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)
   University of Pittsburgh Common Wealth System of Higher Education
      (University Capital);
      Series 2002 B, Ref. RB (b)                                                     5.50%    09/15/13   $  1,000    $  1,043,090
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB (b)                                                          5.50%    09/15/13      1,000       1,043,090
=================================================================================================================================
                                                                                                                       10,922,935
=================================================================================================================================

RHODE ISLAND-0.61%

   Rhode Island (State of) Health & Educational Building Corp. (Public
      Schools Financing Program); Series 2007 B, RB (INS-Ambac Assurance
      Corp.) (a)                                                                     5.00%    05/15/21      1,000       1,021,870
---------------------------------------------------------------------------------------------------------------------------------
   Woonsocket (City of); Series 2000, Unlimited Tax GO (INS-Financial
      Guaranty Insurance Co.) (a)                                                    5.25%    10/01/10        840         878,094
=================================================================================================================================
                                                                                                                        1,899,964
=================================================================================================================================

SOUTH CAROLINA-2.67%

   Piedmont  Municipal Power Agency; Series 1993, Electric RB (INS-MBIA
      Insurance Corp.) (a)(d)                                                        5.60%    01/01/09      1,000       1,000,000
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority
      (Palmetto Health Alliance); Series 2005 A, Ref. RB (INS-Financial
      Security Assurance Inc.) (a)                                                   4.00%    08/01/17      1,500       1,398,210
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Public Service Authority; Series 1999 A, RB
      (INS-MBIA Insurance Corp.) (a)                                                 5.50%    01/01/10      1,000       1,042,930
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Transportation  Infrastructure  Bank; Series
      2004 A, RB (INS-Ambac Assurance Corp.) (a)                                     5.25%    10/01/22      1,390       1,379,144
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of); Series 2001 B, Capital Improvements
      Unlimited Tax GO                                                               5.50%    04/01/11      1,000       1,076,820
---------------------------------------------------------------------------------------------------------------------------------
   Spartanburg (County of) Regional Health Services District;
      Series 2003 A, RB (INS-Assured Guaranty Ltd.) (a)                              4.50%    04/15/27      1,735       1,352,016
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 D, Ref. RB (INS-Assured Guaranty Ltd.) (a)                         5.25%    04/15/20      1,000       1,036,320
=================================================================================================================================
                                                                                                                        8,285,440
=================================================================================================================================
SOUTH DAKOTA-0.08%
   South Dakota (State of) Housing  Development Authority (Home Ownership
      Mortgage); Series 2008 G, RB                                                   5.10%    05/01/18        250         248,518
=================================================================================================================================

TENNESSEE-0.63%

   Jackson (City of) (Jackson-Madison County General Hospital Project);
      Series 2008, Ref. & Improvement RB                                             5.25%    04/01/23      1,000         909,050
---------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health Educational & Housing Facilities Board
      (Methodist Healthcare - University Hospital) Series 2004 B, RB
      (INS-Financial Security Assurance Inc.) (a)                                    5.00%    09/01/17      1,000       1,060,460
=================================================================================================================================
                                                                                                                        1,969,510
=================================================================================================================================

TEXAS-18.72%

   Amarillo (City of) Health Facilities Corp. (Baptist St. Anthony's
      Hospital); Series 1998, RB (INS-Financial Security Assurance Inc.) (a)         5.50%    01/01/10      1,275       1,303,981
---------------------------------------------------------------------------------------------------------------------------------
   Austin (City of); Series 2001, Limited Tax Certificates GO                        5.00%    09/01/11      1,900       2,036,306
---------------------------------------------------------------------------------------------------------------------------------
   Canadian River Municipal Water Authority;  Series 1999, Conjunctive
   Use Contract RB (b)(e)                                                            5.00%    02/15/09      1,000       1,004,470
---------------------------------------------------------------------------------------------------------------------------------
   Dallas (County of) Utility & Reclamation District,
      Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)           5.00%    02/15/19      1,000         990,570
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)           5.15%    02/15/21      3,000       2,868,840
---------------------------------------------------------------------------------------------------------------------------------
   Garland (City of); Series 2001, Limited Tax Certificates GO
      (INS-MBIA Insurance Corp.) (a)                                                 5.25%    02/15/11      2,435       2,591,814
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Cultural Education Facilities Finance Corp.
      (Baylor College of Medicine); Series 2008 D, Ref. RB                           5.13%    11/15/23        750         702,180
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Memorial
      Hermann Hospital System); Series 1998, Hospital RB (INS-Financial
         Security Assurance Inc.) (a)                                                5.50%    06/01/09      2,500       2,537,200
---------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) Convention & Entertainment Facilities
      Department;
      Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS-Ambac
         Assurance Corp.) (a)                                                        5.50%    09/01/10      1,000       1,049,910
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS-Ambac
         Assurance Corp.) (a)                                                        5.50%    09/01/11      4,000       4,295,360
---------------------------------------------------------------------------------------------------------------------------------
      Series  2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac
         Assurance Corp.) (a)                                                        5.25%    09/01/10      1,000       1,045,880
---------------------------------------------------------------------------------------------------------------------------------
      Series  2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac
         Assurance Corp.) (a)                                                        5.25%    09/01/11      2,360       2,519,229
---------------------------------------------------------------------------------------------------------------------------------
      Series  2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac
         Assurance Corp.) (a)                                                        5.50%    09/01/11      2,460       2,641,646
---------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

   Katy (City of) Independent School District; Series 1999 A, Unlimited Tax
      GO (CEP-Texas Permanent School Fund)                                           5.20%    02/15/10   $  1,285    $  1,290,114
---------------------------------------------------------------------------------------------------------------------------------
   Lake Worth (City of); Series 2008, Limited Tax Certificates GO
      (INS-Assured Guaranty Ltd.) (a)                                                5.00%    10/01/27      1,230       1,219,570
---------------------------------------------------------------------------------------------------------------------------------
   Lower Colorado River Authority;
      Series 1999 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)             5.88%    05/15/14      2,665       2,714,223
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999 B, Ref. RB (INS-Financial Security Assurance Inc.) (a)             6.00%    05/15/10      1,460       1,493,741
---------------------------------------------------------------------------------------------------------------------------------
   Mansfield (City of); Series 2008, Limited Tax Certificates GO                     6.13%    02/15/26        500         522,485
---------------------------------------------------------------------------------------------------------------------------------
   North Texas Municipal Water District; Series 2001, Water System RB
      (INS-MBIA Insurance Corp.) (a)                                                 5.00%    09/01/11      1,040       1,113,216
---------------------------------------------------------------------------------------------------------------------------------
   North Texas Tollway Authority;
      Series 2008 E-3, Ref. First Tier System RB (b)                                 5.75%    01/01/16      1,000       1,020,720
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 G, Ref. First Tier System RB (b)                                   5.00%    01/01/10      1,000       1,011,790
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 H, Ref. First Tier RB (b)                                          5.00%    01/01/13      3,150       3,139,857
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 L-2, Ref. First Tier System RB (b)                                 6.00%    01/01/13      1,000       1,032,450
---------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of);
      Series 1994, Electric & Gas RB                                                 5.00%    02/01/12      2,375       2,544,242
---------------------------------------------------------------------------------------------------------------------------------
      Series 1998 A, Electric & Gas RB (b)(e)                                        5.25%    02/01/09      2,960       2,998,569
---------------------------------------------------------------------------------------------------------------------------------
      Series 1998 A, Electric & Gas RB                                               5.25%    02/01/10      5,540       5,612,186
---------------------------------------------------------------------------------------------------------------------------------
      Series 1998 A, Ref. Limited Tax GO                                             5.00%    02/01/11      1,490       1,492,980
---------------------------------------------------------------------------------------------------------------------------------
   Texas Tech University; 6th Series 1999, Financing System RB (INS-Ambac
      Assurance Corp.) (a)                                                           5.25%    02/15/11      3,910       3,926,891
---------------------------------------------------------------------------------------------------------------------------------
   Texas Woman's University; Series 2008, Revenue Financing System RB                5.13%    07/01/26      1,500       1,432,455
=================================================================================================================================
                                                                                                                       58,152,875
=================================================================================================================================

UTAH-0.52%

   Salt Lake Valley Fire Service Area; Series 2008, Lease RB                         5.00%    04/01/22        500         487,675
---------------------------------------------------------------------------------------------------------------------------------
   Tooele (County of) School District; Series 2001, Unlimited Tax GO
      (CEP-Utah School Bond Guaranty)                                                4.50%    06/01/11      1,075       1,137,726
=================================================================================================================================
                                                                                                                        1,625,401
=================================================================================================================================

VERMONT-0.30%

   Vermont (State of) Educational & Health Buildings Financing Agency
      (Fletcher Allen Heath Care); Series 2004 B, RB (INS-Financial
      Security Assurance Inc.) (a)(b)                                                5.00%    12/01/22      1,000         945,610
=================================================================================================================================

VIRGINIA-0.85%

   Norton (City of) Industrial Development Authority (Norton Community
      Hospital); Series 2001, Ref. & Improvement Hospital IDR (INS-ACA
      Financial Guaranty Corp.) (a)                                                  5.13%    12/01/10      1,315       1,304,414
---------------------------------------------------------------------------------------------------------------------------------
   Virginia (State of) Resources Authority (Clean Water) Series 2008, Sub.
      Short-Term Revolving RB                                                        5.00%    10/01/29      1,315       1,324,981
=================================================================================================================================
                                                                                                                        2,629,395
=================================================================================================================================

WASHINGTON-7.54%

   Energy Northwest (Project #3);
      Series 2001 A, Ref. Electric RB (INS-Financial Security Assurance
         Inc.) (a)                                                                   5.50%    07/01/10      1,000       1,049,340
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. Electric RB (INS-Financial Security Assurance
         Inc.) (a)                                                                   5.50%    07/01/11      7,500       8,048,475
---------------------------------------------------------------------------------------------------------------------------------
   Seattle (City of); Series 2001, Ref. Municipal Light & Power
      Improvements RB (INS-Financial Security Assurance Inc.) (a)                    5.25%    03/01/11      3,000       3,184,110
---------------------------------------------------------------------------------------------------------------------------------
   Snohomish (County of); Series 2001, Limited Tax GO                                5.25%    12/01/11      2,685       2,911,641
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) (Department of Ecology); Series 2001, Ref. COP
      (INS-Ambac Assurance Corp.) (a)                                                4.75%    04/01/11      5,310       5,470,787
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority; Series 2008, RB
      (CEP-FHA)                                                                      5.25%    08/01/23      1,000         922,260
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of); Series 2001 R-A, Ref. Unlimited Tax GO                     5.00%    09/01/10      1,745       1,832,564
=================================================================================================================================
                                                                                                                       23,419,177
=================================================================================================================================

WEST VIRGINIA-0.36%

   West Virginia (State of) Hospital Finance Authority; Series 2003 D,
      Improvement RB (INS-Financial Security Assurance Inc.) (a)                     5.38%    06/01/28      1,200       1,111,164
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
WISCONSIN-1.70%

   Fond du Lac (City of) School District; Series 2000, Ref. Unlimited Tax
      GO (b)(e)                                                                      5.25%    04/01/10     $1,000    $  1,048,510
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of);
      Series 1993 2, Ref. Unlimited Tax GO                                           5.13%    11/01/11      2,000       2,147,660
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999 C, Unlimited Tax GO                                                5.75%    05/01/10      2,000       2,098,460
=================================================================================================================================
                                                                                                                        5,294,630
=================================================================================================================================
WYOMING-0.31%
   Wyoming (State of) Municipal Power Agency; Series 2008 A, RB                      5.38%    01/01/25      1,000         948,190
=================================================================================================================================
TOTAL INVESTMENTS-100.77% (Cost $314,497,197)(f)                                                                      313,000,424
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.77)%                                                                                  (2,384,623)
=================================================================================================================================
NET ASSETS-100.00%                                                                                                   $310,615,801
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Investment Abbreviations:

CEP   -- Credit Enhancement Provider
COP   -- Certificates of Participation
Ctfs. -- Certificates
FHA   -- Federal Housing Administration
GNMA  -- Government National Mortgage Association
GO    -- General Obligation Bonds
IDR   -- Industrial Development Revenue Bonds
INS   -- Insurer
Jr.   -- Junior
MFH   -- Multi-Family Housing
RAC   -- Revenue Anticipation Certificates
RB    -- Revenue Bonds
Ref.  -- Refunding
Sec.  -- Secured
Sr.   -- Senior
Sub.  -- Subordinated
VRD   -- Variable Rate Demand
Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Principal and/or interest payments are secured by the bond insurance company listed.

(b) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2008.

(d)  Security is considered a cash equivalent.

(e) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                                                    Percentage
--------                                                                    ----------
Financial Security Assurance Inc.                                              19.4%
Ambac Assurance Corp.                                                          13.5
MBIA Insurance Corp.                                                           13.1
Assured Guaranty Corp.                                                          7.4

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM TAX-FREE INTERMEDIATE FUND

D. OTHER RISKS - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                                  INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------------
Level 1                                                             $         --
--------------------------------------------------------------------------------------
Level 2                                                              313,000,424
--------------------------------------------------------------------------------------
Level 3                                                                       --
======================================================================================
                                                                    $313,000,424
======================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $121,251,269 and $25,956,729, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $      5,863,718
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (7,360,491)
======================================================================================
Net unrealized appreciation (depreciation) of investment securities   $     (1,496,773)
______________________________________________________________________________________
======================================================================================

Cost of investments is the same for tax and financial statement purposes.

Item 2. Controls and Procedures.

     (a) As of December 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By:   /s/ Philip A. Taylor
      ---------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Philip A. Taylor
      ---------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: February 27, 2009


By:   /s/ Sheri Morris
      ----------------------------------------
      Sheri Morris
      Principal Financial Officer

Date: February 27, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.